1933 Act No. 33-83100
                                                          1940 Act No. 811-08716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 23                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 26                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b)
[ ]     on April 30, 2002 pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 23
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 23 to Registrant's Registration Statement No. 33-83100/811-08716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------

            Prospectus for Evergreen VA Capital Growth Fund, Class L
                           shares is contained herein.

            Prospectus for the following funds is contained herein:
   Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA
          Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and
                       Evergreen VA Strategic Income Fund.


                                     PART B
                                     ------

           Statement of Additional Information for the following funds is contained herein:
   Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA
          Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
       Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund
                    and Evergreen VA Strategic Income Fund.


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

                        EVERGREEN VARIABLE ANNUITY TRUST
                        (EVERGREEN CAPITAL GROWTH FUND)
                                   PROSPECTUS

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 (800) 343-2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                 Evergreen VA Blue Chip Fund ("Blue Chip Fund")
            Evergreen VA Capital Growth Fund ("Capital Growth Fund")
              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund")
            Evergreen VA Special Equity Fund ("Special Equity Fund")
          Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").

         This Statement of Additional Information (SAI) pertains to the Funds listed above. It is not a prospectus but should be read in conjunction with each of the prospectuses dated May 1, 2002 for the Fund in which you are making or contemplating an investment. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectus may be obtained without charge by calling (800) 343-2898.

         Certain information is incorporated by reference to the Funds' Annual Reports each dated December 31, 2001. You may obtain copies of the Annual Reports without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY.............................................................1-1
INVESTMENT POLICIES.......................................................1-1
OTHER SECURITIES AND PRACTICES............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES..........................................1-3
EXPENSES..................................................................1-7
PERFORMANCE..............................................................1-14
SERVICE PROVIDERS........................................................1-15
FINANCIAL STATEMENTS.....................................................1-17

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.............2-1
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
 OF EVERGREEN VA MASTERS FUND............................................2-17
PURCHASE, REDEMPTION AND PRICING OF SHARES...............................2-17
PERFORMANCE CALCULATIONS.................................................2-18
DISTRIBUTION EXPENSES UNDER RULE 12B-1...................................2-21
TAX INFORMATION..........................................................2-23
BROKERAGE................................................................2-25
ORGANIZATION.............................................................2-26
INVESTMENT ADVISORY AGREEMENT............................................2-27
MANAGEMENT OF THE TRUST..................................................2-29
CORPORATE BOND RATINGS...................................................2-33
ADDITIONAL INFORMATION...................................................2-38

                                      1-15

                                     PART 1


                                  TRUST HISTORY


         The Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Subject to receiving shareholder approval, the funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Equity Trust and Evergreen Fixed Income Trust will be able to lend cash to other Evergreen Funds (except SNAP Fund), including the Funds of the Trust in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of March 31, 2002.

                ----------------------------------------------------------------
                Blue Chip Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    41.97%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               30.05%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corporation                              24.34%
                c/o Evergreen Investment Services
                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Capital Growth Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      43.99%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    21.27%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     17.23%
                Variable Account B Class 1
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  13.91%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Capital Growth Fund - Class L
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                IDS Life Insurance Company                           49.95%
                2CG
                222 AXP Financial Center
                Minneapolis, MN 55474-0002
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDS Life Insurance Company                           36.45%
                1CG
                222 AXP Financial Center
                Minneapolis, MN 55474-0002
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                IDS Life Insurance Company of NY                     7.07%
                8CG
                222 AXP Financial Center
                Minneapolis, MN 55479-0079
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Equity Index Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            55.47%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                First Union Corporation                              27.68%
                c/o Evergreen Investment Services
                401 S. Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               15.00%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Evergreen Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    68.34%
                Variable Account
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               18.07%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               9.20%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Foundation Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    66.29%
                Variable Annuity Account
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               12.65%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  11.67%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corp.                     5.49%
                Variable Account B Class 1
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Global Leaders Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            52.77%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               32.40%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  6.37%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      82.25%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  12.43%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      5.32%
                Separate Account One
                Attn: Carol Lewis
                200 Hopmeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Growth and Income Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    84.27%
                Variable Account #6
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               7.14%
                Registered Share Account
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  5.09%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                High Income Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                First Union Corporation                              85.88%
                c/o Evergreen Investment Services
                401 South Tryon Street, 5th Floor
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Transamerica Life Insurance Company                  14.12%
                4333 Edgewood Road NE
                Cedar Rapids, IA 52499-0001
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                International Growth Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      65.08%
                Separate Account
                200 Hopemeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            20.93%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      6.00%
                Separate Account
                200 Hopmeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Masters Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            84.33%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance Company                    12.21%
                Variable Account
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Omega Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            58.78%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               16.26%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Hartford Life Insurance Company                      10.25%
                Separate Account 2
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089-9793
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               6.45%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Small Cap Value Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            57.03%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               16.79%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Enterprise Life Insurance Corporation       10.89%
                Evergreen VA Small Cap Value Fund
                1438 AXP Financial Center
                Minneapolis, MN 5474
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            5.80%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Special Equity Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               63.77%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                Security Equity Life Insurance Company               17.93%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128-3407
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               6.53%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------
                Strategic Income Fund
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------
                Nationwide Life Insurance                            71.73%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218-2029
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Skandia Assurance Corporation               15.54%
                Variable Account
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484-0883
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------
                American Enterprise Life Insurance Corporation       5.29%
                FBO Evergreen VA Strategic Income Fund
                1438 AXP Financial Center
                Minneapolis, MN 55474-0001
                ---------------------------------------------------- -----------


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Bank, N.A. (formerly First Union National Bank), is the investment advisor to each Fund. Wachovia Bank, N.A. (Wachovia Bank), located at 201 South College Street, Charlotte, North Carolina 28288-0630 is a wholly owned subsidiary of Wachovia Corporation (formerly First Union Corporation). For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================
                         First $100 million               0.61%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                        Next $100 million               0.51%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                        Next $100 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                        Next $100 million               0.41%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                        Next $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.31%
                  ---------------------------------- -----------------
                          Over $1.5 billion               0.26%
                  ================================== =================

         EIMC is entitled to receive from Capital Growth Fund, Equity Index Fund, Foundation Fund, Global Leaders Fund, Growth Fund, High Income Fund, Masters Fund, Omega Fund, Small Cap Value Fund and Special Equity Fund, an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ================================== =================
                  Capital Growth Fund                     0.80%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Equity Index Fund                       0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Foundation Fund                         0.745%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Global Leaders Fund                   0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Growth Fund                           0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  High Income Fund                      0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Masters Fund                          0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Omega Fund                            0.52%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Small Cap Value Fund                  0.87%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                  Special Equity Fund                     0.92%
                  ================================== =================

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================
                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                        Next $100 million                 0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $500 million               0.11%
                  ================================== =================

         EIMC is entitled to receive from International Growth Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================
                         first $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                        next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================
                         first $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          next $500 million               0.725%
                  ---------------------------------- -----------------
                          over $1 billion                0.70%
                  ================================== =================


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

=================================================================================================================
Fund/Fiscal Year or Period                                   Advisory Fees Paid         Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                                    $68,075                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $355,181                      $234
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                 $101,133                     $76,887
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $398,674                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                  $1,305,686                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $370,965                     $63,830
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $124,414                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $547,250                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                  $36,814                      $11,120
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $107,035                    $101,162
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                                      $311,731                     $20,601
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $521,460                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $131,882                     $10,602
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                               $266,885                     $34,471
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $102,326                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund (a)                                                $27,175                      $10,571
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $241,423                     $26,332
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                 $87,430                      $63,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $615,203                     $38,218
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                  $1,273,484                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $296,236                     $52,351
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $139,891                     $54,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $736,627                     $48,903
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                  $37,107                      $9,724
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $43,602                      $32,809
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                                      $254,240                     $32,806
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $370,249                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $63,216                      $8,705
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                               $126,904                     $17,670
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $96,933                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $197,527                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund (b)                                             $15,320                      $15,320
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $552,938                     $43,949
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $918,103                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $135,130                     $26,954
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $79,436                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $674,579                     $50,584
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund (c)                                             $18,045                      $14,359
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $17,188                      $17,188
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund (d)                                                  $100,395                     $53,184
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $55,032                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $34,408                      $13,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund (b)                                            $7,217                      $7,217
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $94,335                        $0
=================================================================================================================

(a)  For the period April 28, 2000  (commencement of operations) to December 31,
     2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c)  For the period from June 30, 1999  (commencement of operations) to December
     31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.

Sub-Advisory Fees Paid

         Tattersall Advisory Group, Inc. (TAG) acts as the sub-advisor to the fixed income portion of Foundation Fund. EIMC has entered into a sub-advisory agreement with TAG, a subsidiary of Wachovia Corporation. EIMC will pay TAG a fee at the annual rate of 0.37% of average daily net assets of the Foundation Fund.

         OppenheimerFunds,  Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Putnam Investment Management, LLC (Putnam) each also manage a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Putnam fees equal in the aggregate up to an annual rate of 0.50% of the Masters Fund's average daily net assets.

         Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) acts as interim sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at an annual rate of 0.20% of the Fund's average daily net assets.

         Until November 1, 2000, Evergreen Asset Management Corp. (EAMC) acted as the sub-advisor to a segment of the Masters Fund. Lieber & Company (Lieber) also acted as sub-advisor to EAMC for the Masters Fund providing investment research and other investment services and was reimbursed by EAMC for the costs of providing such services.

         Until September 22, 2000, Lieber also acted as the sub-advisor to Evergreen Fund, Foundation Fund, Global Leaders Fund, Growth and Income Fund, Masters Fund and Small Cap Value Fund and was reimbursed by EAMC for the costs of providing sub-advisory services.

         Below are the sub-advisory fees paid by the investment advisors to the sub-advisors for the last three fiscal years or periods:

====================================================================================================================
                                              Sub-Advisory Fees Paid

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fund                          EIMC                Lieber               Oppenheimer, MFS,      Pilgrim Baxter
                                                                       Putnam
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                   N/A                 N/A                   N/A                  $67,755
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund                        N/A                 N/A                   N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund                       N/A                 N/A                   N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Global Leaders Fund                   N/A                 N/A                   N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                N/A                 N/A                   N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Masters Fund                        $46,214               N/A               $132,667                   N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                  N/A                 N/A                   N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                   N/A                 N/A                   N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund                        N/A                $422,422               N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund                       N/A                $889,174               N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Global Leaders Fund                   N/A                $141,350               N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                N/A                $484,207               N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Masters Fund (a)                    $32,655                N/A                $113,059                 N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                  N/A                $27,931                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                   N/A                 N/A                   N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund                        N/A               $506,444                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund                       N/A               $913,512                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Global Leaders Fund                   N/A               $107,635                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                N/A               $620,875                N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Masters Fund (b)                    $12,703             $12,639               $40,213                  N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                  N/A               $21,243                 N/A                    N/A
====================================================================================================================

(a)    Of this amount $25,345 was paid to EAMC, the Fund's previous sub-advisor.
(b) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to Wachovia Securities, Inc., a wholly owned subsidiary of Wachovia Corporation and to First Union Securities, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

=======================================================================================================
                                                                                     Total Paid to
     Fund/Fiscal Year or Period        Total Paid to All       Total Paid to     Wachovia Securities,
                                            Brokers                FUSI                  Inc.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Fiscal Year or Period ended December 31, 2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Blue Chip Fund                              $53,593               $15,400                $313
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Growth Fund                         $194,751               $305                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Equity Index Fund                            $5,311                $399                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Evergreen Fund                              $177,261              $52,532                 $55
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Foundation Fund                             $345,566             $103,291                $105
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Global Leaders Fund                         $55,617               $3,540                  $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth Fund                                 $18,992                $435                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth and Income Fund                      $59,638               $8,447                  $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
High Income Fund                               $0                   $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
International Growth Fund                   $128,553                $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Masters Fund                                $49,888                $695                   $60
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Omega Fund                                  $300,128              $79,298               $3,310
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        $53,125               $5,899                  $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Special Equity Fund                         $159,386              $8,084                  $23
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Strategic Income Fund                          $0                   $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Fiscal Year or Period ended December 31, 2000
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Blue Chip Fund (a)                          $17,387                $762                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Growth Fund                         $51,135                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Equity Index Fund                            $8,460                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Evergreen Fund                              $133,874               $165                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Foundation Fund                             $230,294                $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Global Leaders Fund                         $59,768                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth Fund                                 $24,692                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth and Income Fund                      $91,006                 $55                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
High Income Fund                               $0                   $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
International Growth Fund                   $45,214                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Masters Fund                                $44,572                 $23                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Omega Fund                                  $187,439              $7,725                  $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        $19,209                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Special Equity Fund                         $97,041               $1,362                  $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Strategic Income Fund                          $0                   $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Fiscal Year or Period ended December 31, 1999
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Capital Growth Fund                         $33,158               $9,155                  $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Equity Index Fund (b)                        $5,027                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Evergreen Fund                              $147,096                $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Foundation Fund                             $157,780                $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Global Leaders Fund                         $20,165                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth Fund                                 $13,169               $1,576                  $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth and Income Fund                      $143,672                $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
High Income Fund (c)                           $0                   $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
International Growth Fund                   $16,007                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Masters Fund (d)                            $28,367                 $27                   $0
------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Omega Fund                                  $22,039                $178                   $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        $10,942                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Special Equity Fund (b)                      $8,873                 $0                    $0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Strategic Income Fund                          $0                   $0                    $0
=======================================================================================================

(a)  For the period April 28, 2000  (commencement of operations) to December 31,
     2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c)  For the period from June 30, 1999 (commencement of operations).
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended December 31, 2001, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to FUSI and Wachovia Securities, Inc., a wholly owned subsidiary of Wachovia Corporation; and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through FUSI and Wachovia Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

============================================================================================================================

                    Fund                      Percentage of      Percentage of       Percentage of       Percentage of
                                              Commissions to     Commissionable     Commissions to       Commissionable
                                                   FUSI           Transactions         Wachovia       Transactions through
                                                                  through FUSI     Securities, Inc.   Wachovia Securities,
                                                                                                              Inc.

=========================================================================================================================
Blue Chip Fund                                    28.7%              19.1%               0.6%                 0.4%
============================================================================================================================
============================================================================================================================
Capital Growth Fund                                0.2%               0.3%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Equity Index Fund                                  7.5%               1.9%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Evergreen Fund                                    29.6%              22.0%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Foundation Fund                                   29.9%              18.5%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Global Leaders Fund                                6.4%              11.6%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Growth Fund                                        2.3%               0.7%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Growth and Income Fund                            14.2%              12.7%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
High Income Fund                                   0.0%               0.0%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
International Growth Fund                          0.0%               0.0%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Masters Fund                                       1.4%               1.1%               0.1%                 0.1%
============================================================================================================================
============================================================================================================================
Omega Fund                                        26.4%              16.2%               1.1%                 0.5%
============================================================================================================================
============================================================================================================================
Small Cap Value Fund                              11.1%               7.8%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Special Equity Fund                                5.1%               3.1%               0.0%                 0.0%
============================================================================================================================
============================================================================================================================
Strategic Income Fund                              0.0%               0.0%               0.0%                 0.0%
============================================================================================================================

12b-1 Fees

                  Below are the 12b-1 fees paid by Capital Growth Fund for the fiscal year ended December 31, 2001. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------------- -----------------------------------------------------------------------
Fund                                                                 Class L
------------------------------------- -----------------------------------------------------------------------
------------------------------------- ----------------------------------- -----------------------------------
                        Service Fees Service Fees Waived

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Capital Growth                        $1,124                              $711

------------------------------------- ----------------------------------- -----------------------------------

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended December 31, 2001 and by the Trust and the eight other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

--------------------------------------------------------------------------------
                                                   Total Compensation from
                          Aggregate Compensation    Trust and Fund Complex
Trustee                     from Trust for the     Paid to Trustees for the
                            fiscal year ended        twelve months ended
                                12/31/2001                12/31/2001*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Laurence B. Ashkin**                $113                     $40,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Charles A. Austin, III              $250                     $93,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Arnold H. Dreyfuss**                $113                     $43,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
K. Dun Gifford                      $291                    $109,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
James S. Howell***                  $113                     $40,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Leroy Keith, Jr.                    $249                     $92,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Gerald M. McDonnell                 $251                     $93,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Thomas L. McVerry                   $250                     $93,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****         $248                     $92,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William Walt Pettit                 $251                     $93,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
David M. Richardson                 $251                     $93,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Russell A. Salton, III              $292                    $103,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Michael S. Scofield                 $334                    $120,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard J. Shima                    $251                     $93,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Richard K. Wagoner                  $250                     $93,000
-------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $55,800
Howell                   $28,000
McVerry                  $93,000
Moelchert                $92,000
Pettit                   $93,500
Scofield                 $39,375

** As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.
****On  January  2,  2002,  Louis  W.  Moelchert,   Jr.  resigned.  He  received
     compensation through December 2001.


                                   PERFORMANCE

Total Return

         Below are the average annual total returns for the Funds as of December
31,  2001.  For  more  information,   see  "Total  Return"  under   "Performance
Calculations" in Part 2 of this SAI.

====================================================================================================================
  Fund                      One Year                           Since Inception     Inception Date

                                  Five Years

--------------------------------------------------------------------------------------------------------------------

Blue Chip Fund                             -16.61%              N/A               -15.86%            4/27/2000

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Capital Growth Fund (Class I)              -12.95%              N/A                4.54%             3/3/1998

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Growth Fund (Class L)  (a)         -13.01%              N/A                4.52%             8/1/2001

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Equity Index Fund                          -11.97%              N/A               -3.45%             9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Fund                             -17.85%             5.37%               7.09%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Foundation Fund                             -8.57%             6.34%               8.01%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Global Leaders Fund                        -13.42%              N/A                5.18%             3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth Fund                                 -6.68%              N/A                4.29%             3/3/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                     -12.16%             7.94%               9.99%             3/1/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
High Income Fund                            10.27%              N/A                6.36%             6/30/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
International Growth Fund                  -18.18%              N/A                0.24%             8/17/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Masters Fund                               -15.84%              N/A                1.41%             1/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Omega Fund                                 -14.79%              N/A                8.63%             3/6/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        18.11%              N/A               12.73%             5/1/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Special Equity Fund                         -8.11%              N/A                0.02%             9/29/1999
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                       6.21%               N/A                3.77%             3/6/1997
====================================================================================================================

(a) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical total returns and average annual total returns for Class L shares have not been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia Corporation, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive annual fees from the Funds at the following rate:

           ====================================== =========================
              Average Daily Net Assets of the
                      Evergreen Funds              Administrative Service
                                                         Fee Rates
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    First $50 billion                   0.100%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    Next $25 billion                    0.090%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    Next $25 billion                    0.080%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                    Next $25 billion                    0.075%
           -------------------------------------- -------------------------
           -------------------------------------- -------------------------
                  On assets over $125 billion           0.050%
           ====================================== =========================

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

===============================================================================
                   Fund                          Administrative Fee Paid

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Fiscal Year or Period Ended December 31, 2001


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Blue Chip Fund                                           $11,160
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Capital Growth Fund                                      $44,398
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Equity Index Fund                                        $31,604
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Evergreen Fund                                           $53,156
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foundation Fund                                         $175,260
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Global Leaders Fund                                      $42,640
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth Fund                                              $17,773
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth and Income Fund                                   $72,967
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Income Fund                                         $5,259
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International Growth Fund                                $16,217
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Masters Fund                                             $35,831
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Omega Fund                                              $100,281
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Small Cap Value Fund                                     $15,159
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Equity Fund                                      $29,009
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Income Fund                                    $20,052
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Blue Chip (a)                                            $4,455

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Capital Growth Fund                                      $30,178
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Equity Index Fund                                        $27,218
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Evergreen Fund                                           $70,382
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foundation Fund                                         $170,235
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Global Leaders Fund                                      $33,945
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth Fund                                              $19,984
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth and Income Fund                                   $84,251
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Income Fund                                         $5,301
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International Growth Fund                                $6,588
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Masters Fund                                             $29,134
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Omega Fund                                               $71,080
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Small Cap Value Fund                                     $7,243
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Equity Fund                                      $13,779
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Strategic Income Fund                                    $17,544
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fiscal Year or Period Ended December 31, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Capital Growth Fund (b)                                  $24,691
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Equity Index Fund (c)                                     $674
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Evergreen Fund                                           $10,838
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Foundation Fund                                          $21,435
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Global Leaders Fund                                      $2,656
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth Fund (d)                                          $11,348
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth and Income Fund                                   $13,379
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Income Fund (e)                                     $2,576
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International Growth Fund                                 $427
-------------------------------------------------------------------------------
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Masters Fund (f)                                         $2,137
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Omega Fund                                               $1,687
-------------------------------------------------------------------------------
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Small Cap Value Fund                                      $690
-------------------------------------------------------------------------------
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Special Equity Fund (c)                                   $93
-------------------------------------------------------------------------------
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Strategic Income Fund                                    $2,914
===============================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b)  Of the total amount paid, $10,120 was paid to a prior administrator.
(c) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(d)  Of the total amount paid, $4,654 was paid to a prior administrator.
(e) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(f) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Funds pay ESC annual fees as follows:

  ================================ ==================== ====================
                                     Annual Fee Per       Annual Fee Per
             Fund Type                Open Account*      Closed Account**
  -------------------------------- -------------------- --------------------
  Monthly Dividend Funds                 $26.75                $9.00
  -------------------------------- -------------------- --------------------
  Quarterly Dividend Funds               $25.75                $9.00
  -------------------------------- -------------------- --------------------
  Semiannual Dividend Funds              $24.75                $9.00
  -------------------------------- -------------------- --------------------
  Annual Dividend Funds                  $24.75                $9.00
  -------------------------------- -------------------- --------------------
  Money Market Funds                     $26.75                $9.00
  ================================ ==================== ====================

* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

     Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Reports, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400.

                                       2-1

                                 EVERGREEN FUNDS

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii)   Farmers Home Administration;

           (iii)  Federal Home Loan Banks;

           (iv)   Federal Home Loan Mortgage Corporation;

           (v)    Federal National Mortgage Association; and

           (vi)   Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Foreign Securities (excluding Evergreen Fund and Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Evergreen Fund and Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (excluding Equity Index Fund, Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only Blue Chip Fund, International Growth Fund and Strategic Income Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only Foundation Fund, High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives

         The Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Blue Chip Fund and Strategic Income Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.

 ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                           [OBJECT OMITTED]

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                 the initial $1,000, after taxes on
                 fund distributions and redemption.
Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                              [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                                                           [OBJECT OMITTED]


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]


         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class L shares including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

                  Under the Distribution Plan (the "Plan") that the Fund has adopted for its Class L shares, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of 0.25% of the average daily net assets attributable to Class L. Amounts paid under the Plan are used to compensate EDI pursuant to a Distribution Agreement (the Agreement") that the Fund has entered into with respect to its Class L shares. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund.

         Of the amount above, Class L may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amount described above. The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Class L shares of the Fund;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's Class L shareholders; and

         (3)      to otherwise promote the sale of the Fund's Class L shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plan to secure such financings. Wachovia Bank, N.A. or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreement may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreement is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreement during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class L shares and are charged as class expenses, as accrued.

         Service fees are accrued daily and paid at least annually on Class L shares and are charged as class expenses, as accrued.

         Under the Plan, the Treasurer of the Trust reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, the Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plan permits the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class L shares. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class L shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class L shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class L shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class L shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to Class L, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of Class L, through deferred sales charges.

         All material amendments to the Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding Class L shares, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and the Plan or Distribution Agreement may not be amended in order to increase materially the costs that Class L shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding Class L shares. The Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding Class L shares, voting or by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate the Plan only, the Fund need give no notice to EDI. The Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered performance of the Fund and the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2001, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended December 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen Funds, reviews the performance of the other service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended December 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other

                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen Funds     of Evergreen
                             Trust       Office*                      Years                         complex        Funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; The Francis
                                                     Ouimet Society; Former Investment
                                                     Counselor, Appleton Partners, Inc.
Charles A. Austin III                                (investment advice); Former Director,
DOB: 10/23/34                                        Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice); Former
                                                     Director, Health Development Corp.
                            Trustee        1991      (fitness-wellness centers); Former               98                None
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             98                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               98          Trustee,
DOB: 2/14/39                                         (private investment firm); Trustee of                        Phoenix
                                                     Phoenix Series Fund, Phoenix Multi-                          Series Fund,
                                                     Portfolio Fund, and The Phoenix Big                          Phoenix Multi-
                                                     Edge Series Fund; Former Chairman                            Portfolio Fund,
                                                     of the Board and Chief Executive                             and The Phoenix
                                                     Officer, Carson Products Company                             Big Edge Series
                                                     (manufacturing); Former Director of                          Fund
                                                     Phoenix Total Return Fund and Equifax,
                                                     Inc. (worldwide information management);
                                                     Former President, Morehouse College;
                                                     Former Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

2-38

                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               98                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          98                None
DOB: 8/2/38                                          Union; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            98                None
DOB: 8/26/55                                         firm of Kellam & Pettit, P.A.; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          98                None
                                                     (new business development/consulting
                                                     company); Managing Director, Kennedy
                                                     Information, Inc. (executive recruitment
                                                     information and research company);
                                                     Trustee, 411 Technologies, LLP
                                                     (communications); Director, J&M Cumming
                                                     Paper   Co. (paper merchandising);
                                                     Columnist, Commerce   and Industry
                                                     Association of New Jersey; Former  Vice
                                                     Chairman, DHR International, Inc.
                                                     (executive  recruitment);  Former Senior Vice
                                                     President, Boyden International Inc.
                                                     (executive    recruitment); Former  Director,
                                                     Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor  Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            98                None
                                                     Associates,   Inc.;  Former
                                                     Medical   Director,    U.S.
                                                     Health   Care/Aetna  Health
                                                     Services;            Former
                                                     Consultant,  Managed Health
                                                     Care;   Former   President,
                                                     Primary   Physician   Care;
                                                     Former   Director,   Mentor
                                                     Income Fund,  Inc.;  Former
                                                     Trustee,  Mentor  Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

2-39

Michael S. Scofield         Trustee        1984      Attorney, Law Offices of                         98                None
                                                     Michael S. Scofield; Former
                                                     Director,   Mentor   Income
                                                     Fund, Inc.; Former Trustee,
                                                     Mentor   Funds   and   Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              98                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen Funds; Former Member, New York          98               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.


Trustee Ownership of Evergreen Funds shares
---------------------------- ------------------------------------------- ----------------------- ---------------------
                                                                                                   Aggregate Dollar
          Trustee                               Fund                        Dollar Range of      Range of Investment
                                                                           Investment in Fund      in Fund Complex
---------------------------- ------------------------------------------- ----------------------- ---------------------
Austin, Charles A., III      Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Health Care Fund                  $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Technology Fund                   $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Gifford, K. Dun              None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Keith, Dr. Leroy, Jr.        None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McDonnell, Gerald M.         None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McVerry, Thomas L.           None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Pettit, William W.
------------------------------------------------------------------------ ----------------------- ---------------------
Richardson, David M.         Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Equity Index Fund                 $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

2-40

Salton, Dr. Russell A., III  None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Scofield, Michael S.         None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Shima, Richard               Evergreen Omega Fund                        $50,001-$100,000        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Connecticut Municipal Bond Fund   $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Tax Strategic Foundation Fund     $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen International Growth Fund         $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Wagoner, Richard             Evergreen Money Market Fund                 Over $100,000           Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Cap Value Fund              Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Company Growth Fund         $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Value Fund                        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Omega Fund                        $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

         Set forth below are the officers of each of the nine Evergreen  Trusts.


-------------------------------- ------------------------ -------------------------------------------------------------
         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
301 S. Tryon, 12th Floor                                  Company and Chief Operating Officer, Capital Management
Charlotte, NC 28288                                       Group, Wachovia Bank, N.A.
DOB: 6/26/60
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel                                               Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street              Treasurer                and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/60                                              Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                  Vice  President and      Vice  President,  Tax,  BISYS Fund Services; former
BISYS                            Assistant Treasurer      Assistant  Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National  Bank; former Senior Tax Consulting/Acting Manager, Investment
Columbus, OH  43219-8001                                  Companies Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/63
-------------------------------- ------------------------ -------------------------------------------------------------
Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road
Columbus, OH 43219-8001
DOB: 1/23/65
-------------------------------- ------------------------ -------------------------------------------------------------

                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                               Location
-------        -----------                               --------
(a)            Declaration of Trust                       Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(b)            By-Laws                                    Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(c)            Provisions of instruments                  Incorporated by reference to
               defining the rights of holders             Registrant's Post-Effective
               of the securities being                    Amendment No. 7 filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and                    Incorporated by reference to
               Management Agreement between the           Registrant's Post-Effective
               Registrant and Evergreen                   Amendment No. 20 filed on April 25, 2001
               Investment Management Company, LLC

(d)(2)         Interim Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Investment Management Company,   Registrant's Post-Effective
               LLC and Pilgrim Baxter Value               Amendment No. 20 filed on April 25, 2001
               Investors, Inc.

(d)(3)         Sub-Advisory Agreement between             Contained herein
               Evergreen Investment Management
               Company, LLC and Tattersall Advisory
               Group, Inc. (VA Foundation Fund)

(d)(4)         Form of Portfolio Management Agreement     Incorporated by reference to
               between OppenheimerFunds, Inc. and         Registrant's Post-Effective
               Evergreen Investment Management            Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(5)         Form of Portfolio Management Agreement     Incorporated by reference to
               between MFS Institutional Advisors, Inc.   Registrant's Post-Effective
               and Evergreen Investment Management        Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(6)         Form of Portfolio Management Agreement     Incorporated by reference to
               between Putnam Investment Management, LLC  Registrant's Post-Effective
               and Evergreen Investment Management        Amendment No. 20 filed on April 25, 2001
               Company, LLC

(e)            Class L shares Principal Underwriting      Incorporated by reference to
               Agreement                                  Registrant's Post-Effective
                                                          Amendment No. 22 filed August 1, 2001
(f)            Not applicable

(g)(1)         Custodian Agreement between the            Incorporated by reference to
               Registrant and State Street Bank           Registrant's Post-Effective
               and Trust Company                          Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter Amendment to Custodian              Incorporated by reference to
               Agreement between Registrant and           Registrant's Post-Effective
               State Street Bank and Trust                Amendment No. 16 filed on September 28, 1999.
               Company (VA Equity Index Fund
               and VA Special Equity Fund)

(g)(3)         Letter Amendment to Custodian              Incorporated by reference to
               Agreement between Registrant and           Registrant's Post-Effective
               State Street Bank and Trust                Amendment No. 17 filed on
               Company (VA Capital Growth Fund,           September 29, 1999.
               VA Growth Fund, VA High Income
               Fund)

(g)(4)         Letter Amendment to                        Incorporated by reference to
               Custodian Agreement between                Registrant's Post-Effective
               Registrant and State Street Bank           Amendment No. 18 filed on
               and Trust Company (VA Blue Chip            February 3, 2000.
               Fund)

(h)(1)         Administration Services Agreement          Contained herein
               between Evergreen Investment
               Services, Inc. and the
               Registrant

(h)(2)         Form of Administration Services            Incorporated by reference to.
               Agreement between Evergreen                Registrant's Post-Effective
               Investment Services, Inc. and              Amendment No. 18 filed on
               the Registrant (VA Blue Chip Fund)         February 3, 2000.

(h)(3)         Transfer Agent Agreement                   Contained herein
               between the Registrant and
               Evergreen Service Company, LLC

(h)(4)         Letter Amendment to Transfer               Incorporated by reference to
               Agent Agreement between the                Registrant's Post-Effective
               Registrant and Evergreen Service           Amendment No. 16 filed on September 28, 1999.
               Company, LLC (VA Equity Index Fund
               and VA Special Equity Fund)

(h)(5)         Letter Amendment to Transfer               Incorporated by reference to
               Agent Agreement between the                Registrant's Post-Effective
               Registrant and Evergreen Service           Amendment No. 17 filed on September 29, 1999.
               Company, LLC (VA Capital Growth
               Fund, and VA Growth Fund, VA
               High Income Fund)

(h)(6)         Letter Amendment to                        Incorporated by reference to
               Transfer Agent Agreement between           Registrant's Post-Effective
               the Registrant and Evergreen               Amendment No. 18 filed on
               Service Company, LLC                       February 3, 2000.
               (VA Blue Chip Fund)

(i)            Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(j)            Consent of KPMG LLP                        Contained herein.

(k)            Not applicable

(l)            Not applicable

(m)            Class L shares 12b-1 Distribution Plan   Incorporated by reference to
               between the Registrant and Evergreen     Registrant's Post-Effective
               Distributor, Inc.                        Amendment No. 22 filed on August 1, 2001

(n)            Not applicable

(o)            Multiple Class Plan                      Incorporated by reference to
                                                        Registrant's Post-Effective
                                                        Amendment No. 22 filed on August 1, 2001

(p)(1)         Code of Ethics                             Contained herein

(p)(2)         Code of Ethics - MFS Institutional         Incorporated by reference to
               Advisors, Inc. (Sub-advisor to Evergreen   Registrant's Post-Effective
               VA Masters Fund)                           Amendment No. 20 filed on April 25, 2001

(p)(3)        Code of Ethics - OppenheimerFunds, Inc.     Incorporated by reference to
              (Sub-advisor to Evergreen VA Masters Fund)  Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(p)(4)        Code of Ethics - Putnam Investment          Incorporated by reference to
              Management, LLC (Sub-advisor to Evergreen   Registrant's Post-Effective
              VA Masters Fund)                            Amendment No. 20 filed on April 25, 2001



Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

         Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of First Union National Bank are:


G. Kennedy Thompson              Chairman, Wachovia Corporation and Wachovia
                                 Bank, N.A.(formerly First Union National Bank),
                                 Chief Executive Officer, President and
                                 Director, Wachovia Corporation and Wachovia
                                 Bank, N.A.

Mark C. Treanor                  Executive Vice President, Secretary &
                                 General Counsel, Wachovia Corporation;
                                 Secretary and Executive Vice President,
                                 Wachovia Bank, N.A.

Robert T. Atwood                 Executive Vice President and Chief Financial
                                 Officer, Wachovia Corporation; Chief
                                 Financial Officer and Executive Vice
                                 President, Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen  Investment   Services,   Inc.,  Evergreen  Service  Company  and
Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

         Wachovia Bank, N.A., One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Meridian  Investment  Company,  55  Valley  Stream  Parkway,   Malvern,
Pennsylvania 19355.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of April, 2002.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2002.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry
-----------------------------    -----------------------------
Gerald M. McDonnell*             Thomas L. McVerry*
Trustee                          Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee

*By: /s/ Lloyd Lipsett
-------------------------------
Lloyd Lipsett
Attorney-in-Fact


     *Lloyd Lipsett, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
(d)(3)         Sub-Advisory Agreement between EIMC and TAG

(h)(1) Administration Services Agreement between the Registrant and Evergreen Investment Services, Inc.

(h)(3)         Transfer Agent Agreement

(j)            Consent of KPMG LLP

(p)(1)         Code of Ethics

                                 EXHIBIT (D)(3)
                             SUB-ADVISORY AGREEMENT

                             SUB-ADVISORY AGREEMENT

         AGREEMENT made this 21st day of September, 2001, by and between Evergreen Investment Management Company, LLC (the "Adviser"), and Tattersall Advisory Group, Inc. (the "Sub-adviser").

         WHEREAS, the Adviser serves as investment adviser to the Evergreen Variable Annuity Trust (the "Trust"), a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Registration Statement"); and

         WHEREAS, the Trust is comprised of several separate investment portfolios; and

         WHEREAS, the Adviser desires to avail itself of the services, advice and assistance of the Sub-adviser to assist the Adviser in providing investment advisory services to the Funds listed on the attached Schedule A, as amended from time to time; and

         WHEREAS, the Sub-adviser is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Adviser;

         NOW,   THEREFORE,   in   consideration  of  the  terms  and  conditions
hereinafter set forth, it is agreed as follow:

         1. Employment of the Sub-adviser. The Adviser hereby employs the Sub-adviser to manage the investment and reinvestment of the Fund's assets, subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-adviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Sub-adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Adviser, the Fund or the Trust in any way. The Sub-adviser may execute Fund documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its providing advisory services to the Fund.

         2.  Obligations of Services to be provided by the Sub-adviser.
The Sub-adviser undertakes to provide the following services and to assume the following obligations:

                  a. The Sub-adviser shall manage the investment and reinvestment of the portfolio assets of the Fund, all without prior consultation with the Adviser, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect (the "Governing Documents"), (ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and (iii) any written instructions which the Adviser or the Trust's Board of Trustees may issue from time-to-time. The Sub-adviser also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect (the "Procedures"). The Adviser has provided to the Sub-adviser copies of all Governing Documents and Procedures and shall promptly provide to the Sub-adviser any amendments or supplements thereto. Subject to and in pursuance of the foregoing, the Sub-adviser shall make all determinations with respect to the purchase and sale of portfolio securities and shall take such action necessary to implement the same. The Sub-adviser shall render such reports to the Trust's Board of Trustees and the Adviser as they may reasonably request concerning the investment activities of the Fund. Unless the Adviser gives the Sub-adviser written instructions to the contrary, the Sub-adviser shall, in good faith and in a manner which it reasonably believes best serves the interests of the Fund's shareholders, direct the Fund's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Fund.

                  b. Absent  instructions  of the Adviser to the  contrary,  the
         Sub-adviser shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Sub-adviser shall use its best efforts to obtain best execution on all portfolio transactions executed on behalf of the Fund, provided that, so long as the Sub-adviser has complied with Section 28(e) of the Securities Exchange Act of 1934, the Sub-adviser may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged.

                  c. In connection with the placement of orders for the execution of the portfolio transactions of the Fund, the Sub-adviser shall create and maintain all records pertaining to the purchase and sale of securities by the Sub-adviser on behalf of the Fund required by Rule 31a-1(b)(5) and (9) under the 1940 Act. All such records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC"), the Trust, the Adviser or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Sub-adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act.

         d. The Sub-adviser shall bear its expenses of providing services pursuant to this Agreement.

         3. Compensation of the Sub-adviser. In full consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-adviser a fee at the annual rate set forth in Schedule B hereto of the value of the Fund's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Sub-adviser shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Sub-adviser, the value of the Fund's net assets shall be computed at the times and in the manner determined by the Trust's Board of Trustees and set forth in the Governing Documents.

         4. Other Activities of the Sub-adviser. The services of the Sub-adviser hereunder are not to be deemed exclusive, and the Sub-adviser shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired.

         5. Use of Names. The Adviser shall not use the name of the Sub-adviser or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Sub-adviser; provided, however, that the Adviser may use the name of the Sub-adviser and its affiliates in any such material that merely refers in accurate terms to the Sub-adviser's appointment hereunder. The Sub-adviser shall not use the name of the Trust or the Adviser in any material relating to the Sub-adviser in any manner not approved prior thereto by the Adviser; provided, however, that the Sub-adviser may use the name of the Adviser or the Trust in any material that merely refers in accurate terms to the appointment of the Sub-adviser hereunder.

         6. Liability of the Sub-adviser. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Sub-adviser, the Sub-adviser shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies that the Trust may have under any federal or state securities laws.

         7. Limitation of Trust's Liability. The Sub-adviser acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Sub-adviser agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Sub-adviser shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

         8. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2002 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in accordance with the provisions of the 1940 Act. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days prior written notice to the Sub-adviser or by the Sub-adviser upon 90 days prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Management Agreement between the Adviser and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and "vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Sub-adviser and the Adviser, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities.

         9. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. The Adviser hereby consents to the disclosure to third parties of investment results and other data of the Fund in connection with providing composite investment results and related information of the Sub-adviser.

         10. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

         11. Miscellaneous. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.

                                    EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

                                     By: /s/ Christopher P. Conkey
                                        ---------------------------------------
                                             Name: Christopher P. Conkey
                                             Title: Executive Managing Director


                                     TATTERSALL INVESTMENT GROUP, INC.

                                     By: /s/ Kevin D. Girts
                                         ------------------------------------
                                               Name: Kevin D. Girts
                                               Title: Chief Operating Officer

                        As of September 21, 2001
                                   SCHEDULE A

EVERGREEN VARIABLE ANNUITY TRUST, on behalf of each of the following series:

                  Evergreen VA Foundation Fund

                                                        As of September 21, 2001

                                   Schedule B

                  As compensation for the Sub-adviser's services to each Fund during the period of this Agreement, the Adviser will pay to the Sub-adviser a fee at the annual rate of:

I.                Evergreen VA Foundation Fund

--------------------------------------------------------------------------------

                  0.37% of Average Daily Net Assets of the Fund

                  computed as of the close of business each business day.

                                 EXHIBIT (H)(1)
                    MASTER ADMINISTRATIVE SERVICES AGREEMENT

                    MASTER ADMINISTRATIVE SERVICES AGREEMENT

         This Administrative Services Agreement is made as of this 2nd day of January, 2002 between the Evergreen Trusts listed on SCHEDULE A, each a Delaware business trust (herein called individually the "Trust" and together the "Trusts"), and Evergreen Investment Services, Inc., a Delaware corporation (herein called "EIS").

                              W I T N E S S E T H:

         WHEREAS, each Trust is a Delaware business trust consisting of one or more series which operates as an open-end management investment company and is so registered under the Investment Company Act of 1940; and

         WHEREAS, each Trust desires to retain EIS as its Administrator to provide it with administrative services and EIS is willing to render such services.

         NOW, THEREFORE, in consideration of the premises and mutual covenants set forth herein, the parties hereto agree as follows:

1. APPOINTMENT OF ADMINISTRATOR. Each Trust hereby appoints EIS as Administrator of the Trust and each of its series listed on SCHEDULE A attached hereto on the terms and conditions set forth in this Agreement; and EIS hereby accepts such appointment and agrees to perform the services and duties set forth in Section 2 of this Agreement in consideration of the compensation provided for in Section 4 hereof.

2. SERVICES AND DUTIES. As Administrator, and subject to the supervision and control of the Trustees of each Trust, EIS will hereafter provide facilities, equipment and personnel to carry out the following administrative services for operation of the business and affairs of each Trust and each of its series:

         (a) Prepare, file and maintain each Trust's governing documents, including the Declaration of Trust (which has previously been prepared and filed), the By laws, minutes of meetings of Trustees and shareholders, and proxy statements for meetings of shareholders;

         (b) Prepare and file with the Securities and Exchange Commission and the appropriate state securities authorities the registration statements for each Trust and each Trust's shares and all amendments thereto, reports to regulatory authorities and shareholders, prospectuses, proxy statements, and such other documents as may be necessary or convenient to enable the Trust to make a continuous offering of its shares;

         (c) Prepare, negotiate and administer contracts on behalf of each Trust with, among others, each Trust's distributor, and custodian and transfer agent;

         (d) Supervise each Trust's fund accounting agent in the maintenance of each Trust's general ledger and in the preparation of each Trust's financial statements, including oversight of expense accruals and payments and the determination of the net asset value of each Trust's assets and of each Trust's shares, and of the declaration and payment of dividends and other distributions to shareholders;

         (e) Calculate performance data of each Trust for dissemination to information services covering the investment company industry;

         (f)  Prepare and file each Trust's tax returns;

         (g) Examine and review the operations of each Trust's custodian and transfer agent;

         (h) Coordinate the layout and printing of publicly disseminated prospectuses and reports;

         (i)  Prepare various shareholder reports;

         (j) Assist with the design, development and operation of new series of each Trust;

         (k)  Coordinate shareholder meetings;

         (l)  Provide general compliance services; and

         (m) Advise each Trust and its Trustees on matters concerning the Trust and its affairs.

         The foregoing, along with any additional services that EIS shall agree in writing to perform for each Trust hereunder, shall hereafter be referred to as "Administrative Services." Administrative Services shall not include any duties, functions, or services to be performed for each Trust by such Trust's investment adviser, distributor, custodian or transfer agent pursuant to their agreements with such Trust.

3. EXPENSES. EIS shall be responsible for expenses incurred in providing office space, equipment and personnel as may be necessary or convenient to provide the Administrative Services to each Trust. Each Trust shall be responsible for all other expenses incurred by EIS on behalf of such Trust, including without limitation postage and courier expenses, printing expenses, registration fees, filing fees, fees of outside counsel and independent auditors, insurance premiums, fees payable to Trustees who are not EIS employees, and trade association dues.

4. COMPENSATION. As compensation for the Administrative Services provided to the Trusts with respect to their series, the Trusts hereby agree to pay and EIS hereby agrees to accept as full compensation for its services rendered hereunder an administrative fee, calculated daily and payable monthly, at an annual rate determined in accordance with SCHEDULE B attached hereto.

5. RESPONSIBILITY OF ADMINISTRATOR. EIS shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Trust in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. EIS shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Trusts) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. Any person, even though also an officer, director, partner, employee or agent of EIS, who may be or become an officer, trustee, employee or agent of the Trusts, shall be deemed, when rendering services to the Trusts or acting on any business of the Trusts (other than services or business in connection with the duties of EIS hereunder) to be rendering such services to or acting solely for the Trusts and not as an officer, director, partner, employee or agent or one under the control or direction of EIS even though paid by EIS.

6.       DURATION AND TERMINATION.

         (a) This Agreement shall be in effect until December 31, 2002, and shall continue in effect from year to year thereafter, provided it is approved, at least annually, by a vote of a majority of Trustees of the Trusts including a majority of the disinterested Trustees.

         (b) This Agreement may be terminated at any time, without payment of any penalty, on sixty (60) day's prior written notice by a vote of a majority of any Trust's Trustees or by EIS.

7. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.

8. NOTICES. Notices of any kind to be given to any Trust hereunder by EIS shall be in writing and shall be duly given if delivered to such Trust at: 200 Berkeley Street, Boston, MA 02116, Attention: Secretary. Notices of any kind to be given to EIS hereunder by any Trust shall be in writing and shall be duly given if delivered to EIS at 200 Berkeley Street, Boston, Massachusetts 02116.
Attention: Chief Administrative Officer.

9. LIMITATION OF LIABILITY. EIS is hereby expressly put on notice of the limitation of liability as set forth in each Trust's Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular series and of each Trust with respect to that particular series be limited solely to the assets of that particular series, and EIS shall not seek satisfaction of any such obligation from the assets of any other series, the shareholders of any series, the Trustees, officers, employees or agents of the Trust, or any of them.

10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 5 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act of 1940 or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

         IN WITNESS WHEREOF, the parties hereto have caused this Master Administrative Services Agreement to be executed by their officers designated below as of the day and year first above written.

EVERGREEN EQUITY TRUST EVERGREEN FIXED INCOME TRUST EVERGREEN MUNICIPAL TRUST EVERGREEN INTERNATIONAL TRUST EVERGREEN MONEY MARKET TRUST EVERGREEN SELECT EQUITY TRUST EVERGREEN SELECT FIXED INCOME TRUST EVERGREEN SELECT MONEY MARKET TRUST EVERGREEN VARIABLE ANNUITY TRUST

By:/s/ Michael H. Koonce
   ---------------------
Name:  Michael H. Koonce
Title:  Secretary

EVERGREEN INVESTMENT SERVICES, INC.



By:/s/ Carol A. Kosel
   -------------------------
Name:  Carol A. Kosel
Title:  Senior Vice President

                                   SCHEDULE A
                             (As of January 2, 2002)


                       EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund

                           Evergreen Fixed Income Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                           Evergreen Income Plus Fund

                 Evergreen Intermediate Term Municipal Bond Fund
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund

                          EVERGREEN SELECT EQUITY TRUST

                         Evergreen Select Balanced Fund
                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund

                          Evergreen Secular Growth Fund
                     Evergreen Select Small Cap Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund

                       EVERGREEN SELECT MONEY MARKET TRUST

                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
             Evergreen Institutional 100% Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                   Evergreen Cash Management Money Market Fund
              Evergreen Cash Management Municipal Money Market Fund
              Evergreen Cash Management Treasury Money Market Fund
                                    SNAP Fund

                            EVERGREEN MUNICIPAL TRUST

                           State Municipal Bond Funds
                    Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                   Evergreen Pennsylvania Municipal Bond Fund

                       Southern State Municipal Bond Funds
                Evergreen Florida High Income Municipal Bond Fund

                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                          National Municipal Bond Funds

                    Evergreen High Grade Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund


                             EVERGREEN EQUITY TRUST


                                 Balanced Funds

                             Evergreen Balanced Fund
                            Evergreen Foundation Fund

                     Evergreen Tax Strategic Foundation Fund

                             Growth and Income Funds

                            Evergreen Blue Chip Fund
                        Evergreen Growth and Income Fund

                          Evergreen Equity Income Fund
                         Evergreen Small Cap Value Fund

                              Evergreen Value Fund

                              Domestic Growth Funds

                        Evergreen Aggressive Growth Fund
                          Evergreen Capital Growth Fund


                                 Evergreen Fund
                              Evergreen Growth Fund

                             Evergreen Masters Fund
                              Evergreen Omega Fund

                       Evergreen Small Company Growth Fund
                          Evergreen Stock Selector Fund

                       Evergreen Large Company Growth Fund
                            Evergreen Premier 20 Fund

                       Evergreen Tax Strategic Equity Fund

                                  Sector Funds

                           Evergreen Health Care Fund
                            Evergreen Technology Fund

                  Evergreen Utility and Telecommunications Fund

                          EVERGREEN FIXED INCOME TRUST

                      Intermediate and Long Term Bond Funds

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund

                          Evergreen Quality Income Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund

                     Short and Intermediate Term Bond Funds

                      Evergreen Intermediate Term Bond Fund
                      Evergreen Short-Duration Income Fund

                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Growth Fund
                          Evergreen Latin America Fund
                         Evergreen Precious Metals Fund

                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund

                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                           Evergreen VA Capital Growth

                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund

                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund

                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund

                          Evergreen VA High Income Fund
                     Evergreen VA International Growth Fund
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund

                        Evergreen VA Small Cap Value Fund
                        Evergreen VA Special Equity Fund

                       Evergreen VA Strategic Income Fund

                                   SCHEDULE B
                             (As of January 2, 2002)

FEE SCHEDULE FOR THE FOLLOWING FLUCTUATING FUNDS (the " Fluctuating Funds")*:

EVERGREEN SELECT FIXED INCOME TRUST

Evergreen Adjustable Rate Fund
Evergreen Core Bond Fund
Evergreen Fixed Income Fund
Evergreen Fixed Income Fund II
Evergreen Select High Yield Bond Fund
Evergreen Income Plus Fund
Evergreen Intermediate Term Municipal Bond Fund
Evergreen International Bond Fund
Evergreen Limited Duration Fund

EVERGREEN SELECT EQUITY TRUST

Evergreen Select Balanced Fund
Evergreen Core Equity Fund
Evergreen Equity Index Fund
Evergreen Secular Growth Fund
Evergreen Select Small Cap Growth Fund
Evergreen Special Equity Fund
Evergreen Strategic Value Fund

EVERGREEN MUNICIPAL TRUST

State Municipal Bond Funds

Evergreen Connecticut Municipal Bond Fund
Evergreen New Jersey Municipal Bond Fund
Evergreen Pennsylvania Municipal Bond Fund

Southern State Municipal Bond Funds
Evergreen Florida High Income Municipal Bond Fund
Evergreen Florida Municipal Bond Fund
Evergreen Georgia Municipal Bond Fund
Evergreen Maryland  Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund
Evergreen Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen High Grade Municipal Bond Fund
Evergreen Municipal Bond Fund
Evergreen Short-Intermediate Municipal Bond Fund
Evergreen High Income Municipal Bond Fund

EVERGREEN EQUITY TRUST

Balanced Funds

Evergreen Balanced Fund
Evergreen Foundation Fund

Evergreen Tax Strategic Foundation Fund

Growth and Income Funds

Evergreen Blue Chip Fund
Evergreen Growth and Income Fund
Evergreen Equity Income Fund
Evergreen Small Cap Value Fund
Evergreen Value Fund

Domestic Growth Funds
Evergreen Aggressive Growth Fund
Evergreen Capital Growth Fund
Evergreen Fund
Evergreen Growth Fund
Evergreen Masters Fund
Evergreen Omega Fund
Evergreen Small Company Growth Fund
Evergreen Stock Selector Fund
Evergreen Large Company Growth Fund
Evergreen Premier 20 Fund
Evergreen Tax Strategic Equity Fund

Sector Funds

Evergreen Health Care Fund
Evergreen Technology Fund

Evergreen Utility and Telecommunications Fund

EVERGREEN FIXED INCOME TRUST

Intermediate and Long Term Bond Funds
Evergreen Diversified Bond Fund
Evergreen High Yield Bond Fund
Evergreen Quality Income Fund
Evergreen Strategic Income Fund
Evergreen U.S. Government Fund

Short and Intermediate Term Bond Funds

Evergreen Intermediate Term Bond Fund
Evergreen Short-Duration Income Fund

EVERGREEN INTERNATIONAL TRUST

Evergreen Emerging Markets Growth Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Growth Fund
Evergreen Latin America Fund
Evergreen Precious Metals Fund

EVERGREEN VARIABLE ANNUITY TRUST

Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund

Evergreen VA International Growth Fund
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special  Equity Fund
Evergreen VA Strategic Income Fund

                           - 0.100% on first $50 billion in Fluctuating Fund assets; - 0.090% on next $25 billion; - 0.080% on next $25 billion; - 0.075% on next $25 billion; - 0.050% on assets over $125 billion;

                           * Minimum fee of $50,000 which will be waived to the
extent that it causes any Fund to exceed a contractual expense cap.

                                   SCHEDULE B
                             (as of January 2, 2002)

FEE SCHEDULE FOR THE FOLLOWING MONEY MARKET FUNDS (the "Money Market Funds")*:

EVERGREEN SELECT MONEY MARKET TRUST

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Cash Management Money Market Fund
Evergreen Cash Management Municipal Money Market Fund
SNAP Fund**

EVERGREEN MONEY MARKET TRUST

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

                           - 0.060% on first $60 billion in Money Market assets;
                           - 0.055%  on next $40  billion;  - 0.050% on next $25
                           billion; - 0.040% on assets over $125 billion;

                           * Minimum fee of $50,000 which will be waived to the
extent that it causes any Fund to exceed a contractual expense cap.

                           ** SNAP Fund does not pay an administrative  services
fee.

                                 EXHIBIT (H)(3)
                        MASTER TRANSFER AGENT AGREEMENT

                  MASTER TRANSFER AND RECORDKEEPING AGREEMENT

         AGREEMENT made as of the 18th day of September, 1997 by and between each of the parties listed on Exhibit A which is attached hereto and made a part hereof (each a "Fund" or "Funds"), each for itself and not jointly, each having its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116, and Evergreen Service Company ("ESC"), having its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116.

                           W I T N E S S E T H T H A T

         WHEREAS, each Fund desires ESC to perform certain services for the Fund, and ESC is willing to perform such services.

         NOW, THEREFORE, in consideration of the mutual covenants herein set forth, each party, for itself and not jointly, agrees as follows:

         1. ADDITIONAL PARTIES - Any other registered investment company for which Keystone Investment Management Company (KIMCO), Evergreen Asset Management Corp. ("Evergreen Asset"), First Union National Bank or one of its affiliates serves as investment adviser, trustee or manager may become a Fund party to this Agreement, for itself and not jointly, by giving written notice to ESC that it has elected to become a Fund party hereto, to which election ESC has given its written consent.

         2. SERVICES - ESC shall perform for each Fund the services set forth on Exhibit B which is attached hereto and made a part hereof. ESC shall also perform for each Fund, without additional charge, any services which it customarily performs in the ordinary course of business without additional charge for the investment companies for which ESC acts as transfer agent, dividend disbursing agent, or shareholder servicing and recordkeeping agent.

         ESC shall perform such other services in addition to those set forth on Exhibit B hereto as a Fund shall request in writing. Any of the services to be performed hereunder, and the manner in which such services are to be performed, shall be changed only pursuant to a written agreement signed by the parties hereto.

         ESC will undertake no activity which, in its judgment, will adversely effect the performance of its obligations to a Fund under this Agreement.

         3. FEES - Each Fund shall pay ESC for the services to be performed pursuant to this Agreement in accordance with and in the manner set forth with respect to such Fund on Exhibit C attached hereto and made a part hereof.

         4. EFFECTIVE DATE - This Agreement shall become effective as of the date set forth above and shall become effective as to each Fund which gives written notice to ESC pursuant to Paragraph 1 hereof that it elects to become a party hereto as of the date of such notice.

         5. TERM - This Agreement shall be in effect until terminated in accordance with Section 17 hereof.

         6. USE OF ESC'S NAME - The Funds will not use ESC's name in any sales literature or other material in a manner not approved by ESC in writing before such use, unless a similar use was previously approved. Notwithstanding the foregoing, ESC hereby consents to all uses of ESC's name which merely refer in accurate terms to ESC's appointments hereunder or which are required by the Securities and Exchange Commission or a state securities commission, and provided, further, that in no case will such approval be unreasonably withheld or delayed.

         7. STANDARD OF CARE - ESC shall at all times use its best efforts and act in good faith and in a non-negligent manner in performing all services pursuant to this Agreement.

         8. UNCONTROLLABLE EVENTS - ESC shall not be liable for damage, loss of data, delays or errors occurring by reason of circumstances beyond its control, including, but not limited to, acts of civil or military authority, national emergencies, fire, flood or catastrophe, acts of God, insurrection, war, riots, or failure of transportation, communication or power supply. However, ESC shall keep in a separate and safe place additional copies of all records required to be maintained pursuant to this Agreement or additional tapes or discs necessary to reproduce all such records. Furthermore, at all times during this Agreement, ESC shall maintain an arrangement whereby ESC will have a backup computer facility available for its use in providing the services required hereunder in the event circumstances beyond ESC's control result in ESC not being able to process the necessary work at its principal computer facility. ESC shall, from time to time, upon request from any Fund provide written evidence and details of its arrangement for obtaining the use of such a backup computer facility. ESC shall use reasonable care to minimize the likelihood of all damage, loss of data, delays and errors resulting from an uncontrollable event. Should such damage, loss of data, delays or errors occur, ESC shall use its best efforts to mitigate the effects of such occurrence. Representatives of each Fund shall be entitled to inspect the ESC premises and operating capabilities within reasonable business hours and upon reasonable notice to ESC.

         9. INDEMNIFICATION - Each Fund shall indemnify and hold ESC, its employees and agents harmless against any losses, claims, damages, judgments, liabilities or expenses (including reasonable counsel fees and expenses) resulting from (1) transactions which occurred prior to the date ESC began serving as Transfer Agent to the Fund; (2) action taken or permitted by ESC in good faith with due care and without negligence in reliance upon instructions received from such Fund in accordance with Section 10 hereof or with respect to a Fund upon the opinion of counsel for the Fund, as to anything arising in connection with its performance under this Agreement; or (3) any act done or suffered by ESC with respect to a Fund in good faith with due care and without negligence in connection with its performance under this Agreement in reliance upon any instruction, order, stock certificate or other instrument reasonably believed by it to be genuine and to bear the genuine signature of any person or persons authorized to sign, countersign, or execute same, and which complies with all applicable requirements of the Fund's current prospectus(es) and statement of additional information, this Agreement and instructions and other governing documents provided to ESC by the Fund. For purposes of this indemnification, it is specifically agreed that if any instruction received by ESC in accordance with Section 10 hereof differs from the requirements set forth in the Fund's current prospectus(es) or statement of additional information then, with regard to that difference, the instruction, order, stock certificate or other instrument relied upon by ESC, ESC need only comply with such instruction (and not the current prospectus(es) or statement of additional information).

          In the event that ESC requests any Fund to indemnify or hold it harmless hereunder, ESC shall use its best efforts to inform the Fund of the relevant facts concerning the matter in question. ESC shall use reasonable care to identify and promptly notify a Fund concerning any matter which ESC believes may result in a claim for indemnification against such Fund, and shall notify the Fund within seven days of notice to ESC of the filing of any suit or other legal action or the institution by a government agency of any administrative action or investigation against ESC which involves its duties under this Agreement. Each Fund shall have the election of defending ESC against any claim with respect to such Fund which may be the subject of indemnification or holding it harmless hereunder. In the event a Fund so elects, it will so notify ESC. Thereupon the Fund shall take over defense of the claim, and, if so requested by a Fund, ESC shall incur no further legal or other expenses related thereto for which it shall be entitled to indemnity or holding harmless hereunder; provided, however, that nothing herein shall prevent ESC from retaining counsel to defend any claim at ESC's own expense.

         Except with the prior written consent of a Fund, ESC shall in no event confess any claim or make any compromise in any matter in which such Fund will be asked to indemnify or hold ESC harmless hereunder. ESC shall be without liability to a Fund with respect to anything done or omitted to be done in accordance with the terms of this Agreement or instructions properly received pursuant hereto if done in good faith and without negligence or willful or wanton misconduct. In no event shall ESC be liable for consequential damages, lost profits, or other special damages, even if ESC has been informed of the possibility of such damage or loss by the Fund or by third parties.

          Notwithstanding the foregoing, ESC shall be liable to each Fund for any damage or losses suffered by such Fund as a result of a delay or negligence on the part of ESC in processing a purchase or liquidation transaction or in making payment to a shareholder of such Fund; it being agreed that, without in any way limiting ESC's liability for other transactions hereunder, that such damages shall not be deemed to be consequential or special.

10. INSTRUCTIONS - ESC shall comply with all instructions issued by a Fund in the form prescribed below which are permitted or required under Exhibit B attached hereto. Whenever ESC takes action hereunder pursuant to instructions from a Fund, ESC shall be entitled to rely upon such instructions only when such instructions are signed by the President or Treasurer of the Fund or by an individual designated in writing by the President or Treasurer as a person authorized to give instructions hereunder. A Fund may waive the requirement that all instructions be in writing, if such waiver defines the occurrences not requiring written instruction, indicates the persons authorized to give such non-written instructions, and is signed by one of the persons pursuant to the immediately preceding sentence of this Section 10. In the event ESC obtains a Fund's written waiver, it may rely on non-written instructions received pursuant thereto.

11. CONFIDENTIALITY - ESC agrees to treat as confidential all records and other information relative to a Fund and the Fund's shareholders. ESC, on behalf of itself and its employees, agrees to keep confidential all such information, except, after prior notification to and approval by a Fund (which approval shall not be unreasonably withheld and may not be withheld where ESC may be exposed to civil or criminal contempt proceedings) when requested to divulge such information by duly constituted authorities or when requested by a shareholder of a Fund seeking information about his own or an appropriately related account.

12. REPORTS - ESC will furnish to each Fund and to properly authorized auditors, examiners, investment companies, dealers, salesmen, insurance companies, transfer agents, registrars, investors, and others designated by each Fund in writing, such reports at such times as are prescribed for each service in Exhibit B.

13. RIGHT OF OWNERSHIP - ESC agrees that all records and other data received, computed, developed, used and/or stored pursuant to this Agreement are the exclusive property of each respective Fund and that all such records and other data will be furnished without additional charge to a Fund in available machine readable data form immediately upon termination of this Agreement with respect to such Fund for any reason whatsoever. Furthermore, upon a Fund's request at any time or times while this Agreement is in effect, ESC shall deliver to such Fund, at the Fund's expense, any or all of the data and records held by ESC pursuant to this Agreement, in the form as requested by the Fund. On the effective date of termination of this Agreement with respect to a Fund or, if later, on the date a Fund ceases to use ESC's services, ESC will promptly return to the Fund any and all records and other data belonging to the Fund free of any claim or retention of rights by ESC.

14. REDEMPTION OF SHARES - The parties hereto agree that ESC shall process liquidations, redemptions or repurchases of shares of each Fund, as the agent for such Fund, in the manner described in the then current prospectus(es) and statement of additional information for the Fund. Notwithstanding the foregoing, ESC shall be liable for any losses, damages, claims or expenses resulting from ESC's failure to obtain the appropriate signature guarantee with regard to any redemption or transfer processed by ESC even if the current prospectus(es) or statement of additional information authorizes ESC to waive the requirement of a signature guarantee unless ESC is authorized in writing by an appropriate party to waive such a requirement.

15. SUBCONTRACTING - Each Fund may require that ESC, or ESC may, with the prior written consent of such Fund, subcontract with one or more of its affiliated or other persons to perform all or part of its obligations hereunder, provided, however, that, notwithstanding any such subcontract, ESC shall be fully responsible to each Fund hereunder.

16. ASSIGNMENT - This Agreement and the rights and duties hereunder shall not be assignable by ESC or any of the Fund parties hereto except by the specific written consent of the other party.

17. TERMINATION - This Agreement may be terminated with respect to a Fund on such date on which ESC has given such Fund not less than 180 days prior written notice or on which such Fund has given ESC not less than 90 days prior written notice. Upon such termination, ESC will use its best efforts to cooperate and assist in accomplishing a timely, efficient and accurate conversion to the person or firm which will provide the services described hereunder. This Agreement may be terminated by any Fund without the payment of any penalty, forfeiture, compulsory buyout amount or performance of any other obligation which could deter termination; provided, however, that for the purpose of this
Section 17 any amount due under Section 3 of this Agreement which is undisputed is not considered a penalty, forfeiture, compulsory buyout amount or performance of any other obligation which could deter termination.

         This Agreement may be terminated with respect to a Fund after written notice to ESC by the Fund if there is a material breach or violation of this Agreement or if ESC fails to perform any of its obligations under this Agreement and the failure continues for more than 30 days after the Fund gives notice of the failure to ESC or bankruptcy or insolvency proceedings of any nature are instituted by or against ESC.

18. INSURANCE - ESC shall maintain throughout the term of this Agreement a fidelity bond(s) in an amount in excess of the minimum amount required to be obtained by the Funds which are parties hereto pursuant to Rule 17g-1 under the Investment Company Act of 1940 (the "1940 Act") covering the acts of its officers, employees or agents in performing any and all of the services required to be performed hereunder. ESC agrees to promptly notify each Fund in writing of any material amendment or cancellation of such bond(s). ESC shall at such times as the Fund may request, but at least once each year, notify each Fund of any claims made pursuant to such bond(s).

19. AMENDMENT - This Agreement may be amended at any time by an instrument in writing executed by both ESC and any Fund which is a party hereto, or each of their respective successors, provided that any such amendment will conform to the requirements set forth in the 1940 Act and the rules and regulations thereunder.

20. NOTICE - Any notice shall be sufficiently given when sent by registered or certified mail to any party at the address of such party set forth above or at such other address as such party may from time to time specify in writing to the other party.

21. SECTION HEADINGS - Section headings are included for convenience only and are not to be used to construe or interpret this Agreement.

22. INTERPRETIVE PROVISIONS - In connection with the operation of this Agreement, ESC and one or more of the Funds may agree with respect to such Funds and ESC from time to time on such provisions interpretive of or in addition to the provisions of this Agreement as may in their combined opinion be consistent with the general tenor of this Agreement. Furthermore, ESC and such Fund(s) may agree to add to, delete from or change the services set forth with respect to such Fund(s) in Exhibit B of the Agreement. Each such interpretive or additional provision, and each addition, deletion or change is to be signed by all parties affected and annexed hereto, and no such provision, addition, deletion or change shall contravene any applicable federal or state law or regulation and no such provision, addition, deletion or change shall be deemed to be an amendment of any provision of this Agreement with the exception of Exhibit B hereto.

23. GOVERNING LAW - This Agreement shall be governed by and its provisions shall be construed in accordance with the laws of The Commonwealth of Massachusetts.

24. DELAWARE BUSINESS TRUST - Each of the Funds listed on Exhibit A attached hereto is a Delaware business trust established under a Declaration of Trust. The obligations of such Funds are not personally binding upon, nor shall recourse be had against the private property of, any of the Trustees, shareholders, officers, employees or agents of the Funds, but only the property of such Funds shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

EVERGREEN SERVICE COMPANY


By: ___________________________________
       Edward J. Falvey
       President

Evergreen Select Fixed Income Trust, a Delaware Business Trust consisting of the following series:
         Evergreen Select Limited Duration Fund
         Evergreen Select Fixed Income Fund
         Evergreen Select Income Plus Fund
         Evergreen Select Intermediate Tax Exempt Bond Fund
         Evergreen Select Core Bond Fund
         Evergreen Select Intermediate Bond Fund
         Evergreen Select Adjustable Rate Fund

EvergreenSelect Equity Trust, a Delaware Business Trust consisting of the following series:
         Evergreen Select Strategic Value Fund
         Evergreen Select Large Cap Blend Fund
         Evergreen Select Strategic Growth Fund
         Evergreen Select Social  Principles Fund
         Evergreen Select Equity Income Fund
         Evergreen Select Small Company Value Fund
         Evergreen Select Common Stock Fund
         Evergreen Select Small Cap Growth Fund
         Evergreen Select Balanced Fund
         Evergreen Select Diversified Value Fund

Evergreen Select Money Market Trust, a Delaware Business Trust consisting of the following series:

         Evergreen Select 100% Treasury Money Market Fund
         Evergreen Institutional Money Market Fund
         Evergreen Institutional Tax Exempt Money Market Fund
         Evergreen Institutional Treasury Money Market Fund

EvergreenMunicipal Trust, a Delaware Business Trust consisting of the following series:
         Evergreen California Tax Free Fund
         Evergreen Connecticut Municipal Bond Fund
         Evergreen Florida High Income Municipal Bond Fund
         Evergreen Florida Municipal Bond Fund
         Evergreen Georgia Municipal Bond Fund
         Evergreen Maryland Municipal Bond Fund
         Evergreen Massachusetts Tax Free Fund
         Evergreen Missouri Tax Free Fund
         Evergreen New Jersey Tax Free Income Fund
         Evergreen New York Tax Free Fund
         Evergreen North Carolina Municipal Bond Fund
         Evergreen Pennsylvania Tax Free Fund
         Evergreen South Carolina Municipal Bond Fund
         Evergreen Virginia Municipal Bond Fund
         Evergreen High Grade Tax Free Fund
         Evergreen Short-Intermediate Municipal Fund
         Evergreen Tax Free Fund

EvergreenEquity Trust, a Delaware Business Trust consisting of the following series:
         Evergreen Aggressive Growth Fund
         Evergreen Fund
         Evergreen Micro Cap Fund
         Evergreen Omega Fund
         Evergreen Small Company Growth Fund
         Keystone Strategic Growth Fund (K-2)
         Evergreen American Retirement Fund
         Evergreen Foundation Fund
         Evergreen Tax Strategic Foundation Fund
         Evergreen Balanced Fund
         Evergreen Fund for Total Return
         Evergreen Growth & Income Fund
         Evergreen Income & Growth Fund
         Evergreen Small Cap Equity Income Fund
         Evergreen Value Fund
         Evergreen Utility Fund
         Keystone Growth and Income Fund (S-1)

Evergreen Fixed Income Trust, a Delaware Business Trust consisting of the following series:

         Evergreen U.S. Government Fund
         Evergreen Strategic Income Fund
         Evergreen Diversified Bond Fund
         Keystone High Income Bond Fund (B-4)

         Evergreen Capital Preservation and Income Fund
         Evergreen Intermediate Term Bond Fund
         Evergreen Intermediate-Term Government Securities Fund
         Evergreen Short-Intermediate Bond Fund

EvergreenInternational Trust, a Delaware Business Trust consisting of the following series:
         Evergreen Emerging Markets Growth Fund
         Evergreen Global Leaders Fund
         Evergreen Global Opportunities Fund
         Evergreen International Equity Fund
         Evergreen Latin America Fund
         Evergreen Natural Resources Fund
         Keystone Precious Metals Holdings
         Keystone International Fund

Evergreen Money Market Trust, a Delaware Business Trust consisting of the following series:

         Evergreen Money Market Fund

         Evergreen Pennsylvania Tax Free Money Market Fund
         Evergreen Tax Exempt Money Market Fund
         Evergreen Treasury Money Market Fund

By: _____________________________
       John Pileggi
       President and Treasurer of each

       Delaware Business Trust listed above

                                                           As of January 1, 2002

                                    EXHIBIT A


Evergreen Select Fixed Income Trust, a Delaware Business Trust consisting of the following series:

         Evergreen Adjustable Rate Fund
         Evergreen Core Bond Fund
         Evergreen Fixed Income Fund
         Evergreen Fixed Income Fund II
         Evergreen Income Plus Fund
         Evergreen Intermediate Municipal Bond Fund
         Evergreen International Bond Fund
         Evergreen Limited Duration Fund
         Evergreen Select High Yield Bond Fund

Evergreen Select Equity Trust, a Delaware Business Trust consisting of the following series:
        Evergreen Core Equity Fund
        Evergreen Equity Index Fund
        Evergreen Secular  Growth Fund
        Evergreen Select Small Cap Growth Fund
        Evergreen Special  Equity Fund
        Evergreen Select  Balanced Fund
        Evergreen Select Strategic Growth Fund
        Evergreen Strategic Value Fund

Evergreen Select Money Market Trust, a Delaware Business Trust consisting of the following series:
         Evergreen Institutional Money Market Fund
         Evergreen Institutional Municipal Money Market Fund
         Evergreen Institutional Treasury Money Market Fund
         Evergreen Institutional U.S. Government Money Market Fund
         Evergreen Institutional 100% Treasury Money Market Fund
         Evergreen Cash Management Money Market Fund


Evergreen Municipal Trust, a Delaware Business Trust consisting of the following series:
        Evergreen Connecticut  Municipal Bond Fund
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Florida  Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen Maryland Municipal Bond  Fund
        Evergreen New Jersey  Municipal Bond Fund
        Evergreen North Carolina Municipal  Bond  Fund
        Evergreen Pennsylvania   Municipal  Bond  Fund
        Evergreen South  Carolina   Municipal  Bond  Fund
        Evergreen Virginia Municipal Bond Fund
        Evergreen High Grade  Municipal Bond Fund
        Evergreen High Income Municipal Bond Fund
        Evergreen Municipal Bond Fund
        Evergreen Short-Intermediate Municipal Bond Fund

Evergreen Equity Trust, a Delaware Business Trust consisting of the following series:
        Evergreen Aggressive Growth Fund
        Evergreen Capital Growth Fund
        Evergreen Fund
        Evergreen Growth Fund
        Evergreen Large Company Growth Fund
        Evergreen Masters Fund
        Evergreen Omega Fund
        Evergreen Premier 20 Fund
        Evergreen Small Company Growth Fund
        Evergreen Stock Selector Fund
        Evergreen Tax Strategic Equity Fund
        Evergreen Balanced Fund
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
        Evergreen Blue Chip Fund
        Evergreen Growth and Income Fund
        Evergreen Equity Income Fund
        Evergreen Small Cap Value Fund
        Evergreen Value Fund
        Evergreen Health Care Fund
        Evergreen Technology
        Evergreen Utility and Telecommunications Fund

Evergreen Fixed Income Trust, a Delaware Business Trust consisting of the following series:
         Evergreen Diversified Bond Fund
         Evergreen High Yield Bond Fund
         Evergreen Quality Income Fund
         Evergreen Strategic Income Fund
         Evergreen U.S. Government Fund
         Evergreen Intermediate Term Bond Fund
         Evergreen Short-Duration Fund


Evergreen International Trust, a Delaware Business Trust consisting of the following series:
         Evergreen Emerging Markets Growth Fund
         Evergreen Global Leaders Fund
         Evergreen Global Opportunities Fund
         Evergreen International Growth Fund
         Evergreen Latin America Fund
         Evergreen Precious Metals Holdings


Evergreen Money Market Trust, a Delaware Business Trust consisting of the following series:
         Evergreen California Municipal Money Market Fund
         Evergreen Florida Municipal Money Market Fund
         Evergreen Money Market Fund
         Evergreen Municipal Money Market Fund
         Evergreen New Jersey Municipal Money Market Fund
         Evergreen New York Municipal Money Market Fund
         Evergreen Pennsylvania Municipal Money Market Fund
         Evergreen Treasury Money Market Fund
         Evergreen U.S. Government Money Market Fund

Evergreen Variable Annuity Funds, a Delaware Business Trust consisting of the following series:
        Evergreen VA Blue Chip Fund
        Evergreen VA Capital Growth Fund
        Evergreen VA Equity Index Fund
        Evergreen VA Foundation Fund
        Evergreen VA Fund
        Evergreen VA Global Leaders Fund
        Evergreen VA Growth Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA High Income Fund
        Evergreen VA International  Growth  Fund
        Evergreen VA Masters  Fund
        Evergreen VA Omega Fund
        Evergreen VA Small Cap Value Fund
        Evergreen VA Special Equity Fund
        Evergreen VA Strategic Income Fund

                                    EXHIBIT B

         The services provided for in this Agreement shall be performed by ESC, or any agent appointed by ESC pursuant to Section 15 of this Agreement, under the name of Evergreen Service Company (ESC) and this name or any similar name or logo will not be used by ESC or its agents for any purposes other than those related to this Agreement or to any other agreement which ESC may enter into with any of the Fund (s) or with companies affiliated with the Fund (s).

         The offices of ESC shall be open to perform the services pursuant to this Agreement on all days when the Fund is open to transact business.

         ESC will perform all services normally provided to investment companies such as the Fund(s), and the quality of such services shall be equal to or better than that provided to the other investment companies serviced by ESC. With respect to each Fund, by way of illustration, but not limitation, these services will include:

         1. Establishing, maintaining, safeguarding and reporting on shareholder account information and account histories, (including registration, name and address recorded in generally accepted form, dealer, representative, branch, and territory information, mailing address, distribution address, various codes and specific information relating to (if applicable); withdrawal plans, letters of intent, systematic investing, insured redemptions plans, account groupings for rights of accumulation discount processing, and for account group reporting for plan accounts and other accounts grouped for master sub-account reporting.)

         2. Recording and controlling shares outstanding in certificate ("issued") and non- certificate ("unissued") form.

         3. Maintaining a record for each certificate issued to include certificate number, account number, issued date, number of shares, canceled date or stop date, where appropriate.

         4. Reconciling the number of outstanding shares of each Fund on a daily basis with the Fund and the Fund's custodian, promptly correcting any differences noted.

         5. Establishing and maintaining a trade file on behalf of each Fund based on trade information furnished to the transfer agent by the Fund or its distributors.

         6. Accepting and processing direct cash investments however received and investing such investments promptly in shareholder accounts.

         7. Passing upon the adequacy of documents properly endorsed and guaranteed submitted by or on behalf of a shareholder to transfer ownership or redeem shares.

         8.       Transferring ownership of shares upon the books of each Fund.

         9. Redeeming shares and preparing and mailing redemption checks or wire proceeds as instructed.

         10. Preparing and promptly mailing account statements to the shareholder or such other authorized address and, when appropriate, as instructed by a Fund, to the dealer or dealer branch, whenever transaction activity effecting share balances are posted to a Fund account that is of the type that should receive such statement.

         11. Checking surrendered certificates for stop transfer instructions.

         12.      Canceling certificates surrendered.

         13. Issuing certificates as replacements for those canceled, or as an original issue of additional shares or upon the reduction of an equal number of unissued shares.

         14. Maintaining and updating a stop transfer file, promptly placing stop transfer codes upon notification of possible loss, destruction or disappearance of a certificate. Upon receipt of proper documentation obtaining necessary insurance forms and issuing replacement certificates.

         15. Balancing outstanding shares of record with the custodian prior to each distribution and calculating and paying or reinvesting distributions to shareholders of record and to open trade receivables and free stock.

         16. Processing exchanges of shares of one Fund or Portfolio for another, calculating proper sales charges and collecting fees as required.

         17. Processing withdrawal plan liquidations according to plan instructions.

         18. Reporting to each Fund and its custodian daily the capital stock activities and dollar amounts of transactions.

         19. Promptly answering inquiries from shareholders, dealers, Fund personnel, and others as requested in accordance with the terms of this Agreement as to account matters, referring policy or investment matters to the Fund.

         20. Mailing reports and special mailings, as directed by a Fund, to all shareholders or selected holders or dealers.

         21. Providing services with regard to the annual or special meetings of a Fund, including preparation and timely mailing of proxy material to shareholders of record and others as directed by the Fund, and receiving, examining and recording all properly executed proxies and performing such follow-up as required by the Fund.

         22. Providing periodic listings and tallies of shareholder votes and certifying the final tally.

         23. Providing an inspector of elections at the annual or any special meetings of a Fund.

         24. Maintaining tax information for each account, deducting amounts where required and furnishing to a Fund, its shareholders, dealers and, when appropriate, regulatory bodies, the necessary tax information, all in compliance with the various applicable laws.

         25. Maintaining records of account and distribution information for checks and confirmations returned as undeliverable by the Post Office.

         26. Maintaining records and reporting sales information for Blue Sky reporting purposes.

         27. Calculating and processing Fund mergers or stock dividends, as directed by a Fund.

         28. Maintaining all Fund records as outlined in the record and tape retention schedule delivered by a Fund.

         29. Reconciling all investment, distribution and redemption accounts.

30. Providing for the replacement of uncashed distribution or redemption checks.

31. Maintaining and safeguarding an inventory of unissued blank stock certificates, checks and other Fund records.

32. Making available to a Fund and its distributors at their locations devices which will provide immediate electronic access to computerized records maintained for a Fund.

33. Providing space and such technical expertise as may be required to enable a Fund and its properly authorized auditors, examiners and others designated by the Fund in writing to properly understand and examine all books, records, computer files, microfilm and other items maintained pursuant to this Agreement, and to assist as required in such examination.

34. Assigning a single account number to each shareholder regardless of the number of Funds or Portfolios owned for which Keystone Investment Management Company, Evergreen Asset Management Corp., First Union National Bank or one of its affiliates is the trustee, investment adviser or manager (except as instructed otherwise.)

35. Mailing prospectuses to existing accounts on receipt of the first direct investment transaction after a new prospectus has been issued by a Fund.

36. Mailing cash election notices when required prior to capital gains distributions.

37. Maintaining information, performing the necessary research and producing reports required to comply with all applicable state escheat or abandoned property laws.

With respect to each Fund, the Transfer Agent will produce reports as requested by a Fund including, but not limited to, the following:

         Shareholder Account Confirmation                        As required
         Redemption Checks                                       When redemption is made

         Certificates                                                     When requested

         Withdrawal plan payment checks                          On payment cycle

         Distribution checks                                              As required

         Name and address labels
         (per account registration)                              As requested

         Proxy                                                            When required

         1099                                                             Annually

         1042-S                                                           Annually

         Transaction journals                                             Daily

         Record date position control                                     Daily

         Daily and (monthly) cash proof                          Daily

         Daily and (monthly) share proof                         Daily

         Daily master control                                             Daily

         Blue Sky exception                                               Daily

         Blue Sky master list                                             Monthly and whenever a new permit is issued by a state

         Blue Sky sales report                                            Cycle as designated in
                                                                          advance by distributor

         Check register                                                   Daily

         Account information reports                                      When requested

         (Monthly) Cumulative                                    Monthly
         transaction

         New account list                                        Monthly

            Shareholder master list                                       When requested

            Sales by State                                                Monthly

            Activities statistics                                         Monthly

            Distribution journals                                         As required

            Proxy tallies and vote listings                               When requested

            Withdrawal plan account check                                 Monthly
            reconciliation

         Dividend account check                                           As required
            reconciliation




                                    EXHIBIT C

                           Transfer Agent Fee Schedule

Charges to Funds

Group 1 - Monthly Dividend Funds

Per open account per year*                                                               $26.75
Per closed account per year                                                                  9.00

Group 2 - Quarterly Dividend Funds

Per open account per year*                                                               $25.75
Per closed account per year                                                                  9.00

Group 3 - Semi-Annual and Annual Dividend Funds

Per open account per year*                                                       $24.75
Per closed account per year                                                                  9.00

Group 4 - Money Market Funds

Per open account per year*                                                       $26.75
Per closed account per year                                                                  9.00


Charges to Shareholders

Group 5 - ERISA**

Per IRA participant per year                              $10.00 with a maximum of $20.00**
Per Keogh participant per year                   $10.00 with a maximum of $20.00
Per TSA per year                                          $10.00 with a maximum of $20.00

  * For shareholder accounts only. The Funds pay cost plus 15% for broker accounts.

**These fees are not borne by the Funds, but are direct shareholder charges.

Funds that have "seed" capital only will not be charged until the Fund has public shareholders.

This Fee Schedule is exclusive of out-of-pocket reimbursable expenses.

Out-of-pocket expenses include but are not limited to the following:

         Stationery and supplies
         Checks
         Express Delivery
         Postage
         Printing of forms
         Telephone
         Photocopies and Microfilm

                                                          Dated: January 1, 2002

                                   EXHIBIT (J)
                               CONSENT OF KPMG LLP

                        CONSENT OF INDEPENDENT AUDITORS

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We consent to the use of our reports dated February 1, 2002 for Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evrgreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund, and Evergreen VA Strategic Income Fund, portfolios of Evergreen Variable Annuity Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.

                                /s/ KPMG LLP



Boston, Massachusetts
April 26, 2002

                                   EXHIBIT (P)(1)
                                 CODE OF ETHICS

CODE OF ETHICS

EVERGREEN INVESTMENT MANAGEMENT COMPANY
TATTERSALL ADVISORY GROUP, INC.

                             Effective May 11, 2001

As an Employee of any of the CMG Covered Companies, you are required to read, understand and abide by this Code of Ethics. The Code contains affirmative requirements as well as prohibitions that you are required to adhere to in connection with securities transactions effected on your behalf and on behalf of clients (including the Evergreen Funds). Such requirements include, among other things, (i.) notifying the Compliance Department upon establishing a personal securities account with a broker/dealer, (ii.) in certain cases, obtaining permission prior to engaging in a personal securities transaction, and (iii.) reporting personal securities transactions to the Compliance Department. Failure to adhere to the Code could result in sanctions, including dismissal from employment, and could also in certain cases expose you to civil or criminal penalties such as fines and/or imprisonment.

No written code can explicitly cover every situation that possibly may arise. Even in situations not expressly described, the Code and your fiduciary obligations generally require you to put the interests of your clients ahead of your own. If you have any questions regarding the appropriateness of any action under this Code or under your fiduciary duties generally, you should contact your Compliance Officer or Assistant General Counsel to discuss the matter before taking the action in question. Similarly, you should consult with your Compliance or Legal officer if you have any questions concerning the meaning or interpretation of any provision of the Code.

Finally, as an Employee of First Union Corporation or one of its divisions or subsidiaries, you should consult First Union's Code of Conduct contained in your Employee Handbook. This Code uses many defined terms that are defined in Section V.

I.       PROHIBITED ACTIVITIES

A.  No  Employee  shall  engage  in  any  Security  transactions,   activity  or
relationship that creates or has the appearance of creating a conflict of interest (financial or other) between the Employee and a Covered Company or a Client Account. Each Employee shall always place the financial and business interests of the Covered Companies and Client Accounts before his or her own personal financial and business interests.

B.       No Employee shall:

(1) employ any device, scheme or artifice to defraud a Client Account; (2) engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon a Client Account; or (3) engage in any fraudulent, deceptive or manipulative practice with respect to a Client Account.

C. No Employee shall purchase or sell, directly or indirectly, any Security for any Personal Account, any Client Account, the account of a Covered Company, or any other account, while in possession of Inside Information concerning that Security or the issuer without the prior written approval of the Compliance Officer and the Assistant General Counsel and (per First Union's Code of Conduct) First Union's Conflict of Interest Committee, which approval shall specifically determine that such trading would not constitute an improper use of such Inside Information. Employees possessing Inside Information shall take reasonable precautions to ensure that such information is not disseminated beyond those Employees with a need to know such information. Any questions should be directed to the Compliance Officer or Assistant General Counsel.

D. No Employee shall recommend or cause a Covered Company or Client Account to take action or refrain from taking action for the Employee's own personal benefit.

E. It is presumed that Employees in a geographic location which does not effect trades will not have knowledge of transactions involving Client Accounts managed at a different geographic location, but use of any such information would likewise be prohibited.

(1) No Employee shall purchase or sell any Security for any Personal Account if he or she knows such Security (i.) is being purchased or sold for any Covered Company or Client Account or (ii.) is being actively considered for purchase or sale by any Covered Company or Client account.

(2) A Covered Company shall not purchase or sell any Security for its own account if the Employee making such purchase or sale knows such Security (i.) is being purchased or sold for any Client Account or (ii.) is being actively considered for purchase or sale by any Client Account.

The prohibitions contained in E.(1) and E.(2) shall not apply to:

(a) purchases pursuant to a dividend reinvestment program or purchases based upon preexisting status as a security holder, policy holder or depositor; (b) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights; (c) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within 10 days prior to the call; and (d) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

F. No Employee shall purchase a Security for any Personal Account in an initial public offering, except for initial public offerings where the individual has a right to purchase the Security based on a preexisting status as a security holder, policy holder or depositor.

G. No Employee shall maintain or open a brokerage account constituting a Personal Account unless duplicate confirmations and statements of all account activity are forwarded to the Compliance Officer.

H. No Employee shall use any Derivative to evade the restrictions of this Code of Ethics.

I. No Investment Person shall be a director of a publicly traded company other than First Union Corporation without prior written approval of the Compliance Officer. Approval generally will not be granted.

J. No Access Person shall make investments for any Personal Account in any investment club without prior written approval from the Compliance Officer.

K. No Access Person may purchase a Security for any Personal Account in a private offering without prior written approval of the person's Chief Investment Officer or the Compliance Officer. In considering whether to grant such approval, the Compliance Officer or Chief Investment Officer will consider several factors, including but not limited to:

(1) whether the investment opportunity should be reserved for a Client Account; and
(2) whether the opportunity is being offered to the Access Person by virtue of his or her position with respect to a Client Account or a Covered Company.

If approval is granted, the Access Person must disclose the investment to the appropriate Chief Investment Officer before participating in any way in any decision as to whether a Client Account should invest in such Security or in another Security issued by the same issuer. In such circumstances, the Chief Investment Officer will conduct a review by investment personnel with no interest in the issuer prior to a purchase on behalf of a Client Account. The Compliance Officer shall retain a record of this approval and the rationale supporting it.

L. No Access Person may offer investment advice or manage any person's portfolio in which he or she does not have Beneficial Ownership other than a Client Account without prior written approval from the Compliance Officer.

M. No Investment Person may profit from the purchase and sale or sale and purchase of the same (or equivalent) Securities (other than securities issued by First Union Corporation) in a Personal Account within 60 calendar days. Any resulting profits will be disgorged as instructed by the Compliance Officer.

N. No Investment Person may buy or sell a Security for any Personal Account within seven calendar days before or after a Client Account that he or she manages, or provides information or advice to, or executes investment decisions for, trades in that Security, except:

(1) purchases pursuant to a dividend reinvestment program or purchases based upon preexisting status as a security holder, policy holder or depositor; (2) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights; (3) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within ten days prior to the call; and (4) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

    Any related profits from such transaction will be disgorged as instructed by the Compliance Officer.

O. No Employee shall, directly or indirectly, in connection with any purchase or sale of any Security by a Client Account or a Covered Company or in connection with the business of a Client Account or a Covered Company, accept or receive from a third party any gift or other thing of more than de minimis value, other than (i.) business entertainment such as meals and sporting events involving no more than ordinary amenities and (ii.) unsolicited advertising or promotional materials that are generally available. An Employee also should consult First Union Corporation's Code of Conduct relating to acceptance of gifts from customers and suppliers. An Employee shall refer questions regarding the permissibility of accepting items of more than de minimis value to the Compliance Officer.

II.      PRE-CLEARING PERSONAL TRADES

Pre-Clearance Procedures and Standards

A. No Access Person may engage in a Securities transaction (other than a transaction described in Section B. below) involving a Personal Account unless he/she has first pre-cleared the transaction by completing a Personal Investment Pre-Clearance Form and had the form signed and/or initialed as set forth therein. Approval shall be indicated by the Access Person's Chief Investment Officer or other designated supervisor signing and dating the Form where indicated at the bottom. Any such approval shall only be valid until the end of the next trading day. The time allotment is limited to the actual time of purchase or sale of the Security. If execution of the trade does not take place by the end of the next trading day, then another pre-clearance request must be processed and approved. "Good till canceled" orders are forbidden and "no limit" orders must be canceled or pre-cleared again by the end of the next trading day after the approval if the trade is not executed.

B. The following transactions are excluded from the pre-clearance requirement:

(1) any transactions in Securities traded on a national securities exchange or NASDAQ NMS with an aggregate amount of (i.) 500 shares or less or (ii.) $25,000 or less (whichever is a lessor amount) of a particular security within a seven-day window. The de minimis is not valid for an Investment Person who has knowledge of recent purchases and sales of the same security within Client accounts.

(2) purchases pursuant to a dividend reinvestment program (DRIP) or purchases based upon preexisting status as a security holder, policy holder or depositor;
(3) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights; (4) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within ten days prior to the call; (5) transactions in Securities issued by First Union Corporation; (6) transactions by an Investment Person in a Security that all Client Accounts for which the person makes or executes investment decisions or recommendations are prohibited under their investment guidelines from purchasing; and (7) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

C. Failure to receive pre-approval on applicable trades will result in the following actions:

(1) First Failure: Letter of Reprimand;
(2) Second Failure: $100.00 fine, payable to a charity agreeable to the Compliance Officer and the Access Person;
(3) Third Failure: $250.00 fine, payable to a charity agreeable to the Compliance Officer and the Access Person;
(4) Fourth Failure: Referral to appropriate management for action.

D. All employees should consult the First Union Code of Conduct regarding the permissibility of investing in other financial institutions.


III.     REPORTING REQUIREMENTS

A. Each year every Employee must sign an acknowledgment stating that he/she has received and reviewed and will comply with this Code of Ethics. New Employees should read and sign the policy within 30 days of employment.

B. Each Employee shall give written instructions to every broker with whom he or she transacts for any Personal Account to provide duplicate confirmation for all purchases and sales of Securities to:

For Evergreen Investment Management Company. - White Plains, NY Employees:

         Evergreen Funds
         1311 Mamaroneck Avenue
         White Plains, NY  10605
         ATTN:  Compliance Department

For Evergreen Investment  Management Company - Boston,  Richmond,  and Charlotte
Employees:

For Tattersall Advisory Group, Inc. Employees:

         Tattersall Advisory Group, Inc.
         6802 Paragon Place, Suite 200
         Richmond, VA  23230
         ATTN:  Compliance Department

C. Employees who are not Investment Persons or Access Persons must report all transactions for their Personal Account annually for each year ending December 31 by the following January 31.

D. Each Access Person must report all Securities holdings in all Personal Accounts upon commencement of employment (or within ten days of becoming an Access Person) and thereafter annually, for each year ending December 31 by the following January 31. A separate holdings list need not be provided if all personal security holdings are otherwise listed on copies of brokerage statements received by Compliance.

E. Each Access Person shall file with the Compliance Officer within ten calendar days after the end of each calendar quarter (March 31, June 30, September 30, December 31) a report listing each Security transaction (including those exempt from the pre-clearance requirements) effected during the quarter for any Personal Account; provided, however, a Security transaction need not be separately reported under this paragraph if a copy of a broker confirmation for the transaction was forwarded to the appropriate Compliance Officer as required under Section 1.G.

F. Any Employee who becomes aware of any person trading on or communicating Inside Information (or contemplating such actions) must report such event to the Compliance Officer or the Assistant General Counsel.

G. Any Employee who becomes aware of any person violating this Code of Ethics must report such event to the Compliance Officer or the Assistant General Counsel.

IV.      ENFORCEMENT

A. Review:- The Compliance Officer shall review reports filed under the Code of Ethics to determine whether any violation of this Code of Ethics may have occurred.

B. Investigation: - The Assistant General Counsel shall investigate any substantive alleged violation of the Code of Ethics. An Employee allegedly involved in a violation of the Code of Ethics may be required to deliver to the Assistant General Counsel or his/her designee all tax returns involving any Personal Account or any Securities for which the Employee has Beneficial Ownership for all years requested. Failure to comply may result in termination.

C. Sanctions: - In determining the sanctions to be imposed for a violation of this Code of Ethics, the following factors, among others, may be considered:

(1)      the degree of willfulness of the violation;
(2)      the severity of the violation;
(3) the extent, if any, to which an Employee profited or benefited from the violation; (4) the adverse effect, if any, of the violation on a Covered Company or a Client Account; and (5) any history of prior violation of the Code.

    The following sanctions, among others, may be considered:

(1) disgorgement of profits;
(2) fines;
(3) letter of reprimand;
(4) suspension or termination of employment; and
(5) such other actions as the Compliance Officer in concert with appropriate legal counsel, or the Boards of Trustees of the Evergreen Funds, shall determine.

D. All violations of the Code of Ethics involving Employees with responsibilities relating to the Evergreen Funds or otherwise involving the Evergreen Funds, and any sanctions imposed shall be reported to the Boards of Trustees of the Evergreen Funds. All violations of the Code and any sanctions also shall be reported to the Employee's supervisor, and any regulatory agency requiring such reporting, and shall be filed in the Employee's personnel record.

E.    Potential Legal Penalties for Misuse of Inside Information

(1) civil penalties up to three times the profit gained or loss avoided; (2) disgorgement of profits; (3) injunctions, including being banned from the securities industry; (4) criminal penalties up to $1 million; and/or (5) jail sentences.

V.       DEFINITIONS

Access Person: Access Person includes: (i.) any director of a Covered Company or any officer of a Covered Company with the title of Vice President or above, but excluding any such director or officer excluded in writing by the Covered Company's Compliance Officer with the approval of the Assistant General Counsel; (ii.) any Investment Person, but excluding any such person excluded in writing by the appropriate person's Compliance Officer with the approval of the Assistant General Counsel; and (iii.) any Employee of a Covered Company who, in connection with his or her regular duties, makes, participates in, or obtains information regarding the purchase or sale of a Security by a Client Account or a Covered Company. Upon the hiring of a new Employee or of a change in an Employee's job title or responsibilities, the Chief Operating Officer, with the approval of the appropriate Compliance Officer, will determine whether the employee or has become an Access Person under the Code. The Compliance Officer will notify the employee.

Assistant General Counsel:  Michael H. Koonce - 617/210-3663

Beneficial Ownership: A direct or indirect financial interest in an investment giving a person the opportunity directly or indirectly to participate in the risks and rewards of the investment, regardless of the actual owner of record. Securities of which a person may have Beneficial Ownership include, but are not limited to:

(1) securities owned by a spouse, by or for minor children, or by relatives of the person or his/her spouse who live in his/her home, including Securities in trusts of which such persons are beneficiaries; (2) a proportionate interest in Securities held by a partnership of which the person is a general partner; (3) securities for which a person has a right to dividends that are separated or separable from the underlying securities; and (4) securities that a person has a right to acquire through the exercise or conversion of another Security.

Client Account: Any account of any person or entity (including an investment company) for which a Covered Company provides investment advisory or investment management services. Client Account does not include brokerage or other accounts not involving investment advisory or management services.

Compliance Officer: The Compliance Officers for each Covered Company are set forth below:

        Evergreen Investment Management Company - White Plains

        Christina Carroll          914/644-1122
        Jim Angelos                617/210-3690

        Evergreen Investment Management Company - Charlotte, Boston and Richmond

         Cathy White                617/210-3606
         Jim Angelos                617/210-3690
         Barbara Lapple             704/383-6419

         Tattersall Advisory Group

         Margaret Corwin            804/289-2663


Covered Company: Includes Evergreen Investment Management Company, , and Tattersall Advisory Group, Inc. Covered Company also includes any other registered CMG investment advisors that are acquired during the time this Code is in effect.

Derivative: Every financial arrangement whose value is linked to, or derived from, fluctuations in the prices of stock, bonds, currencies or other assets. Derivatives include but are not limited to futures, forward contracts, options and swaps on interest rates, currencies, and stocks.

Direct or Indirect Influence or Control: The power on the part of an Employee, his/her spouse or a relative living in his/her home to directly or indirectly influence the selection or disposition of investments.

Employee: Any director, officer, or employee of a Covered Company, including temporary or part-time employees and employees on short-term disability or leave of absence. Independent contractors and their employees providing services to a Covered Company, if designated by the Compliance Officer, shall be treated as Employees under this Code.

Evergreen Funds: The open and closed-end investment companies advised or administered by the Covered Companies.

Inside Information: Information regarding a Security or its issuer that has not yet been effectively communicated to the public through an SEC filing or widely distributed news release, and which a reasonable investor would consider important in making an investment decision or which is reasonably likely to impact the trading price of the Security. Inside Information includes, but is not limited to, information about (i.) dividend changes, (ii.) earnings estimates and changes to previously released estimates, (iii.) other changes in financial status, (iv.) proposed mergers or acquisitions, (v.) purchases or sales of material amounts of assets, (vi.) significant new business, products or discoveries or losses of business, (vii.) litigation or investigations, (viii.) liquidity difficulties or (ix.) management changes.

Investment Person: An Employee who is a portfolio manager, securities analyst, or trader, or who otherwise makes recommendations regarding or effects the purchase or sale of securities by a Client Account.

Personal Account: Any holding of Securities constituting Beneficial Ownership, other than a holding of Securities previously approved by the Compliance Officer over which the Employee has no Direct Influence or Control. A Personal Account is not limited to securities accounts maintained at brokerage firms, but also includes holdings of Securities owned directly by an Employee.

Security: Any type of equity or debt instrument and any rights relating thereto, such as derivatives, warrants and convertible securities.

Unless otherwise noted, Security does not include:

(1) US Government Securities (see definition below);
(2) commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, or any other money market instruments; (3) shares of registered open-end investment companies (i.e., mutual funds); (4) commodities (except the Security that does include options on individual equity or debt securities); (5) real estate investment trusts; (6) guaranteed insurance contracts/ bank investment contracts; or (7) index based securities; (8) derivatives based on any instruments listed above.

Shares issued by all closed end funds (excluding index-based derivatives) are included in the definition of Security.

U.S. Government Securities: All direct obligations of the U.S. Government and its agencies and instrumentalities (for instance, obligations of GNMA, FHLCC, or FHLBs).

                                                April 30, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         Evergreen VA Blue Chip Fund
         Evergreen VA Capital Growth Fund
         Evergreen VA Equity Index Fund
         Evergreen VA Fund
         Evergreen VA Foundation Fund
         Evergreen VA Global Leaders Fund
         Evergreen VA Growth Fund
         Evergreen VA Growth and Income Fund
         Evergreen VA High Income Fund
         Evergreen VA International Growth Fund
         Evergreen VA Masters Fund
         Evergreen VA Omega Fund
         Evergreen VA Small Cap Value Fund
         Evergreen VA Special Equity Fund
         Evergreen VA Strategic Income Fund
         (collectively, the "Funds")
         Post-Effective Amendment No. 23 to Registration Statement Nos. 33-83100/811-08716

Ladies and Gentlemen:

     On behalf of the Evergreen Variable Annuity Trust, a Delaware business trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of bringing the Funds' financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3433.

                                                Very truly yours,

                                                /s/ Lloyd Lipsett
                                                --------------------
                                                    Lloyd Lipsett